| FUND SYMBOLS | CLASS A | CLASS B | CLASS C | CLASS M | CLASS R | CLASS Y |
|---|---|---|---|---|---|---|
| 2055 Fund | — | — | — | — | — | — |
| 2050 Fund | — | — | — | — | — | — |
| 2045 Fund | PRVLX | — | — | — | — | PRVYX |
| 2040 Fund | PRRZX | — | — | — | — | PRZZX |
| 2035 Fund | PRRWX | — | — | — | — | PRRYX |
| 2030 Fund | PRRQX | — | — | — | — | PRRTX |
| 2025 Fund | PRROX | — | — | — | — | PRRPX |
| 2020 Fund | PRRMX | — | — | — | — | PRRNX |
| 2015 Fund | PRRHX | — | — | — | — | PRRLX |
| Retirement Income Fund Lifestyle 1 | PRMAX | PRMLX | PRMCX | PRMMX | PRMKX | PRMYX |

# Putnam RetirementReady® Funds

## Prospectus

11 | 30 | 14

| | |
|---|---|
| Fund summaries | 2 |
| What are the funds' and each underlying fund's main investment strategies and related risks? | 64 |
| Who oversees and manages the funds? | 85 |
| How do the funds price their shares? | 86 |
| How do I buy fund shares? | 87 |
| How do I sell or exchange fund shares? | 95 |
| Policy on excessive short-term trading | 97 |
| Distribution plans and payments to dealers | 100 |
| Fund distributions and taxes | 102 |
| Financial highlights | 105 |

**Investment Category: Asset Allocation**

**This prospectus explains what you should know about these mutual funds before you invest. Please read it carefully.**

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summaries

Putnam RetirementReady 2055 Fund

Goal

Putnam RetirementReady 2055 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 87 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

2          Prospectus

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class A	0.00%	0.25%	3.14%	1.02%	4.41%	(3.14)%	1.27%
Class B	0.00%	1.00%	3.14%	1.02%	5.16%	(3.14)%	2.02%
Class C	0.00%	1.00%	3.14%	1.02%	5.16%	(3.14)%	2.02%
Class M	0.00%	0.75%	3.14%	1.02%	4.91%	(3.14)%	1.77%
Class R	0.00%	0.50%	3.14%	1.02%	4.66%	(3.14)%	1.52%
Class Y	0.00%	N/A	3.14%	1.02%	4.16%	(3.14)%	1.02%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

     #  Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/15. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$697	$1,564	$2,442	$4,682
Class B	$705	$1,566	$2,524	$4,807
Class B (no redemption)	$205	$1,266	$2,324	$4,807
Class C	$305	$1,266	$2,324	$4,953
Class C (no redemption)	$205	$1,266	$2,324	$4,953
Class M	$524	$1,503	$2,484	$4,944
Class R	$155	$1,122	$2,097	$4,562
Class Y	$104	$976	$1,864	$4,147

Prospectus          3

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 202%.

Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2055 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund’s target allocations will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date.

The following table presents your fund’s approximate asset allocations as of November 30, 2014 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.

4          Prospectus

Putnam RetirementReady® Funds
Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic Asset Allocation Equity Fund	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Putnam Money Market Fund	0.5%	0.5%	0.5%	0.5%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
Putnam Absolute Return 700 Fund	7.5%	7.5%	7.5%	7.8%	10.0%	12.9%	13.6%	10.1%	2.2%	0.0%
Putnam Absolute Return 500 Fund	2.2%	2.2%	2.2%	3.1%	4.6%	5.8%	9.0%	17.7%	27.7%	30.0%
Putnam Absolute Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.9%	3.6%	7.5%	11.6%	19.1%	21.0%
Putnam Absolute Return 100 Fund	0.6%	1.0%	1.8%	3.0%	2.5%	3.4%	4.5%	5.8%	8.4%	9.0%
Equity**	95.0%	92.0%	88.0%	82.0%	75.0%	66.0%	55.0%	43.0%	28.0%	25.0%
Fixed Income**	5.0%	8.0%	12.0%	18.0%	25.0%	34.0%	45.0%	57.0%	72.0%	75.0%

     *  Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

    **  Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Investment Management, LLC (Putnam Management) will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Putnam Retirement Income Fund Lifestyle 1 (Lifestyle 1), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.

Prospectus          5

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among asset classes and the underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The value of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments, (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation) and may be or become illiquid. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of leverage

6          Prospectus

obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Prospectus          7

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	Since inception (11/30/10)
Class A before taxes	19.23%	11.18%
Class A after taxes on distributions	14.97%	8.65%
Class A after taxes on distributions and sale of fund shares	11.87%	7.95%
Class B before taxes	20.55%	11.72%
Class C before taxes	24.51%	12.50%
Class M before taxes	21.41%	11.48%
Class R before taxes	26.21%	13.06%
Class Y before taxes	26.79%	13.64%
S&P 500 Index (no deduction for fees, expenses or taxes)	32.39%	18.16%
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	–2.02%	2.81%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Robert Kea, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2010

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2010

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

8          Prospectus

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 64.

Putnam RetirementReady 2050 Fund

Goal

Putnam RetirementReady 2050 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 87 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Prospectus          9

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class A	0.00%	0.25%	0.45%	0.99%	1.69%	(0.45)%	1.24%
Class B	0.00%	1.00%	0.45%	0.99%	2.44%	(0.45)%	1.99%
Class C	0.00%	1.00%	0.45%	0.99%	2.44%	(0.45)%	1.99%
Class M	0.00%	0.75%	0.45%	0.99%	2.19%	(0.45)%	1.74%
Class R	0.00%	0.50%	0.45%	0.99%	1.94%	(0.45)%	1.49%
Class Y	0.00%	N/A	0.45%	0.99%	1.44%	(0.45)%	0.99%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

     #  Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/15. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$694	$1,036	$1,400	$2,423
Class B	$702	$1,018	$1,460	$2,556
Class B (no redemption)	$202	$718	$1,260	$2,556
Class C	$302	$718	$1,260	$2,742
Class C (no redemption)	$202	$718	$1,260	$2,742
Class M	$521	$969	$1,444	$2,751
Class R	$152	$566	$1,005	$2,228
Class Y	$101	$411	$744	$1,685

10          Prospectus

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 100%.

Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2050 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund’s target allocations will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date.

The following table presents your fund’s approximate asset allocations as of November 30, 2014 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.

Prospectus          11

Putnam RetirementReady® Funds
Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic Asset Allocation Equity Fund	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Putnam Money Market Fund	0.5%	0.5%	0.5%	0.5%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
Putnam Absolute Return 700 Fund	7.5%	7.5%	7.5%	7.8%	10.0%	12.9%	13.6%	10.1%	2.2%	0.0%
Putnam Absolute Return 500 Fund	2.2%	2.2%	2.2%	3.1%	4.6%	5.8%	9.0%	17.7%	27.7%	30.0%
Putnam Absolute Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.9%	3.6%	7.5%	11.6%	19.1%	21.0%
Putnam Absolute Return 100 Fund	0.6%	1.0%	1.8%	3.0%	2.5%	3.4%	4.5%	5.8%	8.4%	9.0%
Equity**	95.0%	92.0%	88.0%	82.0%	75.0%	66.0%	55.0%	43.0%	28.0%	25.0%
Fixed Income**	5.0%	8.0%	12.0%	18.0%	25.0%	34.0%	45.0%	57.0%	72.0%	75.0%

     *  Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

    **  Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.

12          Prospectus

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among the asset classes and underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The value of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments, (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation) and may be or become illiquid. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of

Prospectus          13

leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

14          Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	5 years	Since inception (5/2/05)
Class A before taxes	18.93%	14.57%	5.60%
Class A after taxes on distributions	17.99%	12.62%	3.80%
Class A after taxes on distributions and sale of fund shares	11.05%	10.93%	3.83%
Class B before taxes	20.29%	14.84%	5.59%
Class C before taxes	24.28%	15.08%	5.53%
Class M before taxes	21.19%	14.54%	5.36%
Class R before taxes	25.85%	15.64%	6.05%
Class Y before taxes	26.49%	16.23%	6.59%
S&P 500 Index (no deduction for fees, expenses or taxes)	32.39%	17.94%	7.81%
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	–2.02%	4.44%	4.64%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Robert Kea, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2005

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2005

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 64.

Prospectus          15

Putnam RetirementReady 2045 Fund

Goal

Putnam RetirementReady 2045 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 87 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class A	0.00%	0.25%	0.45%	0.94%	1.64%	(0.45)%	1.19%
Class B	0.00%	1.00%	0.45%	0.94%	2.39%	(0.45)%	1.94%
Class C	0.00%	1.00%	0.45%	0.94%	2.39%	(0.45)%	1.94%
Class M	0.00%	0.75%	0.45%	0.94%	2.14%	(0.45)%	1.69%
Class R	0.00%	0.50%	0.45%	0.94%	1.89%	(0.45)%	1.44%
Class Y	0.00%	N/A	0.45%	0.94%	1.39%	(0.45)%	0.94%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

16          Prospectus

    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

     #  Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/15. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$689	$1,021	$1,376	$2,371
Class B	$697	$1,003	$1,435	$2,505
Class B (no redemption)	$197	$703	$1,235	$2,505
Class C	$297	$703	$1,235	$2,692
Class C (no redemption)	$197	$703	$1,235	$2,692
Class M	$516	$955	$1,419	$2,702
Class R	$147	$550	$980	$2,175
Class Y	$96	$396	$718	$1,630

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 92%.

Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2045 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund’s target allocations will increasingly emphasize capital preservation

Prospectus          17

and income over time and will change gradually based on the number of remaining years until the fund’s target date.

The following table presents your fund’s approximate asset allocations as of November 30, 2014 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.

Putnam RetirementReady® Funds
Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic Asset Allocation Equity Fund	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Putnam Money Market Fund	0.5%	0.5%	0.5%	0.5%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
Putnam Absolute Return 700 Fund	7.5%	7.5%	7.5%	7.8%	10.0%	12.9%	13.6%	10.1%	2.2%	0.0%
Putnam Absolute Return 500 Fund	2.2%	2.2%	2.2%	3.1%	4.6%	5.8%	9.0%	17.7%	27.7%	30.0%
Putnam Absolute Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.9%	3.6%	7.5%	11.6%	19.1%	21.0%
Putnam Absolute Return 100 Fund	0.6%	1.0%	1.8%	3.0%	2.5%	3.4%	4.5%	5.8%	8.4%	9.0%
Equity**	95.0%	92.0%	88.0%	82.0%	75.0%	66.0%	55.0%	43.0%	28.0%	25.0%
Fixed Income**	5.0%	8.0%	12.0%	18.0%	25.0%	34.0%	45.0%	57.0%	72.0%	75.0%

     *  Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

    **  Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We

18          Prospectus

assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among the asset classes and underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The value of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks

Prospectus          19

associated with potentially less stable economies or governments, (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation) and may be or become illiquid. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

20          Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	5 years	Since inception (11/1/04)
Class A before taxes	17.92%	14.38%	5.73%
Class A after taxes on distributions	17.54%	12.67%	3.86%
Class A after taxes on distributions and sale of fund shares	10.46%	10.90%	4.16%
Class B before taxes	19.13%	14.64%	5.73%
Class C before taxes	23.17%	14.88%	5.63%
Class M before taxes	20.16%	14.34%	5.48%
Class R before taxes	24.76%	15.44%	6.16%
Class Y before taxes	25.37%	16.02%	6.68%
S&P 500 Index (no deduction for fees, expenses or taxes)	32.39%	17.94%	7.75%
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	–2.02%	4.44%	4.50%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Robert Kea, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2004

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2004

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 64.

Prospectus          21

Putnam RetirementReady 2040 Fund

Goal

Putnam RetirementReady 2040 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 87 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class A	0.00%	0.25%	0.35%	0.88%	1.48%	(0.35)%	1.13%
Class B	0.00%	1.00%	0.35%	0.88%	2.23%	(0.35)%	1.88%
Class C	0.00%	1.00%	0.35%	0.88%	2.23%	(0.35)%	1.88%
Class M	0.00%	0.75%	0.35%	0.88%	1.98%	(0.35)%	1.63%
Class R	0.00%	0.50%	0.35%	0.88%	1.73%	(0.35)%	1.38%
Class Y	0.00%	N/A	0.35%	0.88%	1.23%	(0.35)%	0.88%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

22          Prospectus

    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

     #  Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/15. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$684	$984	$1,305	$2,214
Class B	$691	$964	$1,363	$2,348
Class B (no redemption)	$191	$664	$1,163	$2,348
Class C	$291	$664	$1,163	$2,537
Class C (no redemption)	$191	$664	$1,163	$2,537
Class M	$510	$917	$1,349	$2,548
Class R	$140	$511	$906	$2,012
Class Y	$90	$356	$642	$1,458

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 90%.

Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2040 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund’s target allocations will increasingly emphasize capital preservation

Prospectus          23

and income over time and will change gradually based on the number of remaining years until the fund’s target date.

The following table presents your fund’s approximate asset allocations as of November 30, 2014 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.

Putnam RetirementReady® Funds
Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic Asset Allocation Equity Fund	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Putnam Money Market Fund	0.5%	0.5%	0.5%	0.5%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
Putnam Absolute Return 700 Fund	7.5%	7.5%	7.5%	7.8%	10.0%	12.9%	13.6%	10.1%	2.2%	0.0%
Putnam Absolute Return 500 Fund	2.2%	2.2%	2.2%	3.1%	4.6%	5.8%	9.0%	17.7%	27.7%	30.0%
Putnam Absolute Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.9%	3.6%	7.5%	11.6%	19.1%	21.0%
Putnam Absolute Return 100 Fund	0.6%	1.0%	1.8%	3.0%	2.5%	3.4%	4.5%	5.8%	8.4%	9.0%
Equity**	95.0%	92.0%	88.0%	82.0%	75.0%	66.0%	55.0%	43.0%	28.0%	25.0%
Fixed Income**	5.0%	8.0%	12.0%	18.0%	25.0%	34.0%	45.0%	57.0%	72.0%	75.0%

     *  Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

    **  Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We

24          Prospectus

assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among the asset classes and underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The value of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments, (such

Prospectus          25

as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation) and may be or become illiquid. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

26          Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	5 years	Since inception (11/1/04)
Class A before taxes	16.63%	14.21%	5.69%
Class A after taxes on distributions	16.23%	12.82%	4.07%
Class A after taxes on distributions and sale of fund shares	9.72%	10.91%	4.22%
Class B before taxes	17.78%	14.47%	5.68%
Class C before taxes	21.88%	14.71%	5.59%
Class M before taxes	18.83%	14.17%	5.43%
Class R before taxes	23.45%	15.29%	6.12%
Class Y before taxes	24.04%	15.86%	6.64%
S&P 500 Index (no deduction for fees, expenses or taxes)	32.39%	17.94%	7.75%
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	–2.02%	4.44%	4.50%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Robert Kea, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2004

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2004

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 64.

Prospectus          27

Putnam RetirementReady 2035 Fund

Goal

Putnam RetirementReady 2035 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 87 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class A	0.00%	0.25%	0.27%	0.81%	1.33%	(0.27)%	1.06%
Class B	0.00%	1.00%	0.27%	0.81%	2.08%	(0.27)%	1.81%
Class C	0.00%	1.00%	0.27%	0.81%	2.08%	(0.27)%	1.81%
Class M	0.00%	0.75%	0.27%	0.81%	1.83%	(0.27)%	1.56%
Class R	0.00%	0.50%	0.27%	0.81%	1.58%	(0.27)%	1.31%
Class Y	0.00%	N/A	0.27%	0.81%	1.08%	(0.27)%	0.81%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

28          Prospectus

    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

     #  Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/15. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$677	$947	$1,238	$2,062
Class B	$684	$926	$1,294	$2,197
Class B (no redemption)	$184	$626	$1,094	$2,197
Class C	$284	$626	$1,094	$2,389
Class C (no redemption)	$184	$626	$1,094	$2,389
Class M	$503	$880	$1,281	$2,401
Class R	$133	$472	$835	$1,855
Class Y	$83	$317	$569	$1,293

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 79%.

Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2035 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund’s target allocations will increasingly emphasize capital preservation

Prospectus          29

and income over time and will change gradually based on the number of remaining years until the fund’s target date.

The following table presents your fund’s approximate asset allocations as of November 30, 2014 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.

Putnam RetirementReady® Funds
Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic Asset Allocation Equity Fund	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Putnam Money Market Fund	0.5%	0.5%	0.5%	0.5%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
Putnam Absolute Return 700 Fund	7.5%	7.5%	7.5%	7.8%	10.0%	12.9%	13.6%	10.1%	2.2%	0.0%
Putnam Absolute Return 500 Fund	2.2%	2.2%	2.2%	3.1%	4.6%	5.8%	9.0%	17.7%	27.7%	30.0%
Putnam Absolute Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.9%	3.6%	7.5%	11.6%	19.1%	21.0%
Putnam Absolute Return 100 Fund	0.6%	1.0%	1.8%	3.0%	2.5%	3.4%	4.5%	5.8%	8.4%	9.0%
Equity**	95.0%	92.0%	88.0%	82.0%	75.0%	66.0%	55.0%	43.0%	28.0%	25.0%
Fixed Income**	5.0%	8.0%	12.0%	18.0%	25.0%	34.0%	45.0%	57.0%	72.0%	75.0%

     *  Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

    **  Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We

30          Prospectus

assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among the asset classes and underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The value of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments, (such

Prospectus          31

as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation) and may be or become illiquid. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

32          Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	5 years	Since inception (11/1/04)
Class A before taxes	14.20%	13.69%	5.40%
Class A after taxes on distributions	13.99%	12.69%	3.97%
Class A after taxes on distributions and sale of fund shares	8.21%	10.64%	4.08%
Class B before taxes	15.29%	13.95%	5.39%
Class C before taxes	19.26%	14.18%	5.29%
Class M before taxes	16.36%	13.66%	5.14%
Class R before taxes	20.86%	14.76%	5.80%
Class Y before taxes	21.47%	15.33%	6.34%
S&P 500 Index (no deduction for fees, expenses or taxes)	32.39%	17.94%	7.75%
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	–2.02%	4.44%	4.50%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Robert Kea, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2004

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2004

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 64.

Prospectus          33

Putnam RetirementReady 2030 Fund

Goal

Putnam RetirementReady 2030 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 87 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class A	0.00%	0.25%	0.23%	0.77%	1.25%	(0.23)%	1.02%
Class B	0.00%	1.00%	0.23%	0.77%	2.00%	(0.23)%	1.77%
Class C	0.00%	1.00%	0.23%	0.77%	2.00%	(0.23)%	1.77%
Class M	0.00%	0.75%	0.23%	0.77%	1.75%	(0.23)%	1.52%
Class R	0.00%	0.50%	0.23%	0.77%	1.50%	(0.23)%	1.27%
Class Y	0.00%	N/A	0.23%	0.77%	1.00%	(0.23)%	0.77%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

34          Prospectus

    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

     #  Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/15. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$673	$927	$1,201	$1,980
Class B	$680	$905	$1,257	$2,115
Class B (no redemption)	$180	$605	$1,057	$2,115
Class C	$280	$605	$1,057	$2,309
Class C (no redemption)	$180	$605	$1,057	$2,309
Class M	$499	$860	$1,245	$2,322
Class R	$129	$452	$797	$1,771
Class Y	$79	$296	$530	$1,204

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 77%.

Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2030 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund’s target allocations will increasingly emphasize capital preservation

Prospectus          35

and income over time and will change gradually based on the number of remaining years until the fund’s target date.

The following table presents your fund’s approximate asset allocations as of November 30, 2014 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.

Putnam RetirementReady® Funds
Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic Asset Allocation Equity Fund	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Putnam Money Market Fund	0.5%	0.5%	0.5%	0.5%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
Putnam Absolute Return 700 Fund	7.5%	7.5%	7.5%	7.8%	10.0%	12.9%	13.6%	10.1%	2.2%	0.0%
Putnam Absolute Return 500 Fund	2.2%	2.2%	2.2%	3.1%	4.6%	5.8%	9.0%	17.7%	27.7%	30.0%
Putnam Absolute Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.9%	3.6%	7.5%	11.6%	19.1%	21.0%
Putnam Absolute Return 100 Fund	0.6%	1.0%	1.8%	3.0%	2.5%	3.4%	4.5%	5.8%	8.4%	9.0%
Equity**	95.0%	92.0%	88.0%	82.0%	75.0%	66.0%	55.0%	43.0%	28.0%	25.0%
Fixed Income**	5.0%	8.0%	12.0%	18.0%	25.0%	34.0%	45.0%	57.0%	72.0%	75.0%

     *  Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

    **  Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We

36          Prospectus

assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among the asset classes and underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The value of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments, (such

Prospectus          37

as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation) and may be or become illiquid. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

38          Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	5 years	Since inception (11/1/04)
Class A before taxes	11.09%	12.88%	5.01%
Class A after taxes on distributions	10.89%	12.16%	3.72%
Class A after taxes on distributions and sale of fund shares	6.45%	10.09%	3.84%
Class B before taxes	11.92%	13.12%	5.00%
Class C before taxes	15.95%	13.37%	4.90%
Class M before taxes	13.20%	12.85%	4.75%
Class R before taxes	17.53%	13.94%	5.43%
Class Y before taxes	18.19%	14.51%	5.95%
S&P 500 Index (no deduction for fees, expenses or taxes)	32.39%	17.94%	7.75%
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	–2.02%	4.44%	4.50%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Robert Kea, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2004

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2004

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 64.

Prospectus          39

Putnam RetirementReady 2025 Fund

Goal

Putnam RetirementReady 2025 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 87 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class A	0.00%	0.25%	0.23%	0.73%	1.21%	(0.23)%	0.98%
Class B	0.00%	1.00%	0.23%	0.73%	1.96%	(0.23)%	1.73%
Class C	0.00%	1.00%	0.23%	0.73%	1.96%	(0.23)%	1.73%
Class M	0.00%	0.75%	0.23%	0.73%	1.71%	(0.23)%	1.48%
Class R	0.00%	0.50%	0.23%	0.73%	1.46%	(0.23)%	1.23%
Class Y	0.00%	N/A	0.23%	0.73%	0.96%	(0.23)%	0.73%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

40          Prospectus

    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

     #  Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/15. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$669	$916	$1,181	$1,937
Class B	$676	$893	$1,236	$2,072
Class B (no redemption)	$176	$593	$1,036	$2,072
Class C	$276	$593	$1,036	$2,267
Class C (no redemption)	$176	$593	$1,036	$2,267
Class M	$495	$848	$1,225	$2,280
Class R	$125	$439	$776	$1,727
Class Y	$75	$283	$508	$1,157

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 74%.

Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2025 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund’s target allocations will increasingly emphasize capital preservation

Prospectus          41

and income over time and will change gradually based on the number of remaining years until the fund’s target date.

The following table presents your fund’s approximate asset allocations as of November 30, 2014 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.

Putnam RetirementReady® Funds
Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic Asset Allocation Equity Fund	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Putnam Money Market Fund	0.5%	0.5%	0.5%	0.5%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
Putnam Absolute Return 700 Fund	7.5%	7.5%	7.5%	7.8%	10.0%	12.9%	13.6%	10.1%	2.2%	0.0%
Putnam Absolute Return 500 Fund	2.2%	2.2%	2.2%	3.1%	4.6%	5.8%	9.0%	17.7%	27.7%	30.0%
Putnam Absolute Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.9%	3.6%	7.5%	11.6%	19.1%	21.0%
Putnam Absolute Return 100 Fund	0.6%	1.0%	1.8%	3.0%	2.5%	3.4%	4.5%	5.8%	8.4%	9.0%
Equity**	95.0%	92.0%	88.0%	82.0%	75.0%	66.0%	55.0%	43.0%	28.0%	25.0%
Fixed Income**	5.0%	8.0%	12.0%	18.0%	25.0%	34.0%	45.0%	57.0%	72.0%	75.0%

     *  Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

    **  Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We

42          Prospectus

assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among the asset classes and underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The value of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments, (such

Prospectus          43

as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation) and may be or become illiquid. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

44          Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	5 years	Since inception (11/1/04)
Class A before taxes	7.71%	11.66%	4.49%
Class A after taxes on distributions	7.47%	10.86%	3.17%
Class A after taxes on distributions and sale of fund shares	4.54%	9.05%	3.42%
Class B before taxes	8.38%	11.88%	4.49%
Class C before taxes	12.40%	12.13%	4.38%
Class M before taxes	9.71%	11.61%	4.23%
Class R before taxes	14.03%	12.70%	4.91%
Class Y before taxes	14.58%	13.27%	5.43%
S&P 500 Index (no deduction for fees, expenses or taxes)	32.39%	17.94%	7.75%
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	–2.02%	4.44%	4.50%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Robert Kea, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2004

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2004

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 64.

Prospectus          45

Putnam RetirementReady 2020 Fund

Goal

Putnam RetirementReady 2020 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 87 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class A	0.00%	0.25%	0.25%	0.71%	1.21%	(0.25)%	0.96%
Class B	0.00%	1.00%	0.25%	0.71%	1.96%	(0.25)%	1.71%
Class C	0.00%	1.00%	0.25%	0.71%	1.96%	(0.25)%	1.71%
Class M	0.00%	0.75%	0.25%	0.71%	1.71%	(0.25)%	1.46%
Class R	0.00%	0.50%	0.25%	0.71%	1.46%	(0.25)%	1.21%
Class Y	0.00%	N/A	0.25%	0.71%	0.96%	(0.25)%	0.71%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

46          Prospectus

    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

     #  Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/15. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$667	$914	$1,179	$1,936
Class B	$674	$891	$1,234	$2,071
Class B (no redemption)	$174	$591	$1,034	$2,071
Class C	$274	$591	$1,034	$2,265
Class C (no redemption)	$174	$591	$1,034	$2,265
Class M	$493	$846	$1,223	$2,279
Class R	$123	$437	$774	$1,725
Class Y	$73	$281	$507	$1,155

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 75%.

Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2020 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund’s target allocations will increasingly emphasize capital preservation

Prospectus          47

and income over time and will change gradually based on the number of remaining years until the fund’s target date.

The following table presents your fund’s approximate asset allocations as of November 30, 2014 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.

Putnam RetirementReady® Funds
Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic Asset Allocation Equity Fund	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Putnam Money Market Fund	0.5%	0.5%	0.5%	0.5%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
Putnam Absolute Return 700 Fund	7.5%	7.5%	7.5%	7.8%	10.0%	12.9%	13.6%	10.1%	2.2%	0.0%
Putnam Absolute Return 500 Fund	2.2%	2.2%	2.2%	3.1%	4.6%	5.8%	9.0%	17.7%	27.7%	30.0%
Putnam Absolute Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.9%	3.6%	7.5%	11.6%	19.1%	21.0%
Putnam Absolute Return 100 Fund	0.6%	1.0%	1.8%	3.0%	2.5%	3.4%	4.5%	5.8%	8.4%	9.0%
Equity**	95.0%	92.0%	88.0%	82.0%	75.0%	66.0%	55.0%	43.0%	28.0%	25.0%
Fixed Income**	5.0%	8.0%	12.0%	18.0%	25.0%	34.0%	45.0%	57.0%	72.0%	75.0%

     *  Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

    **  Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We

48          Prospectus

assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among the asset classes and underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The value of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments, (such

Prospectus          49

as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation) and may be or become illiquid. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

50          Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	5 years	Since inception (11/1/04)
Class A before taxes	4.17%	10.14%	3.72%
Class A after taxes on distributions	3.89%	9.13%	2.38%
Class A after taxes on distributions and sale of fund shares	2.53%	7.72%	2.74%
Class B before taxes	4.69%	10.34%	3.71%
Class C before taxes	8.67%	10.61%	3.61%
Class M before taxes	6.06%	10.10%	3.46%
Class R before taxes	10.25%	11.17%	4.14%
Class Y before taxes	10.77%	11.73%	4.65%
S&P 500 Index (no deduction for fees, expenses or taxes)	32.39%	17.94%	7.75%
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	–2.02%	4.44%	4.50%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Robert Kea, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2004

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2004

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 64.

Prospectus          51

Putnam RetirementReady 2015 Fund

Goal

Putnam RetirementReady 2015 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 87 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class A	0.00%	0.25%	0.32%	0.68%	1.25%	(0.32)%	0.93%
Class B	0.00%	1.00%	0.32%	0.68%	2.00%	(0.32)%	1.68%
Class C	0.00%	1.00%	0.32%	0.68%	2.00%	(0.32)%	1.68%
Class M	0.00%	0.75%	0.32%	0.68%	1.75%	(0.32)%	1.43%
Class R	0.00%	0.50%	0.32%	0.68%	1.50%	(0.32)%	1.18%
Class Y	0.00%	N/A	0.32%	0.68%	1.00%	(0.32)%	0.68%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

52          Prospectus

    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

     #  Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/15. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$664	$919	$1,193	$1,973
Class B	$671	$897	$1,248	$2,108
Class B (no redemption)	$171	$597	$1,048	$2,108
Class C	$271	$597	$1,048	$2,302
Class C (no redemption)	$171	$597	$1,048	$2,302
Class M	$490	$852	$1,237	$2,315
Class R	$120	$443	$788	$1,763
Class Y	$69	$287	$521	$1,196

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 87%.

Investments, risks, and performance

Investments

The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2015 (the target date). The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds. The fund’s target allocations will increasingly emphasize capital preservation

Prospectus          53

and income over time and will change gradually based on the number of remaining years until the fund’s target date.

The following table presents your fund’s approximate asset allocations as of November 30, 2014 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.

Putnam RetirementReady® Funds
Underlying fund*	2055	2050	2045	2040	2035	2030	2025	2020	2015	Lifestyle 1
Putnam Dynamic Asset Allocation Equity Fund	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Putnam Money Market Fund	0.5%	0.5%	0.5%	0.5%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
Putnam Absolute Return 700 Fund	7.5%	7.5%	7.5%	7.8%	10.0%	12.9%	13.6%	10.1%	2.2%	0.0%
Putnam Absolute Return 500 Fund	2.2%	2.2%	2.2%	3.1%	4.6%	5.8%	9.0%	17.7%	27.7%	30.0%
Putnam Absolute Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.9%	3.6%	7.5%	11.6%	19.1%	21.0%
Putnam Absolute Return 100 Fund	0.6%	1.0%	1.8%	3.0%	2.5%	3.4%	4.5%	5.8%	8.4%	9.0%
Equity**	95.0%	92.0%	88.0%	82.0%	75.0%	66.0%	55.0%	43.0%	28.0%	25.0%
Fixed Income**	5.0%	8.0%	12.0%	18.0%	25.0%	34.0%	45.0%	57.0%	72.0%	75.0%

     *  Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

    **  Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We

54          Prospectus

assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.

Risks

It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among the asset classes and underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The value of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments, (such

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as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation) and may be or become illiquid. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

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Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	5 years	Since inception (11/1/04)
Class A before taxes	0.97%	8.24%	2.90%
Class A after taxes on distributions	0.63%	7.16%	1.48%
Class A after taxes on distributions and sale of fund shares	0.68%	6.14%	1.98%
Class B before taxes	1.39%	8.42%	2.89%
Class C before taxes	5.40%	8.71%	2.79%
Class M before taxes	2.88%	8.21%	2.65%
Class R before taxes	6.92%	9.26%	3.32%
Class Y before taxes	7.40%	9.80%	3.83%
S&P 500 Index (no deduction for fees, expenses or taxes)	32.39%	17.94%	7.75%
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	–2.02%	4.44%	4.50%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Robert Kea, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2004

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2004

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 64.

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Putnam Retirement Income Fund Lifestyle 1

Goal

Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 87 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	4.00%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.25%	0.40%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class A	0.00%	0.25%	0.37%	0.67%	1.29%	(0.37)%	0.92%
Class B	0.00%	1.00%	0.37%	0.67%	2.04%	(0.37)%	1.67%
Class C	0.00%	1.00%	0.37%	0.67%	2.04%	(0.37)%	1.67%
Class M	0.00%	0.50%	0.37%	0.67%	1.54%	(0.37)%	1.17%
Class R	0.00%	0.50%	0.37%	0.67%	1.54%	(0.37)%	1.17%
Class Y	0.00%	N/A	0.37%	0.67%	1.04%	(0.37)%	0.67%

     *  Applies only to certain redemptions of shares bought with no initial sales charge.

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    **  This charge is phased out over six years.

  ***  This charge is eliminated after one year.

     #  Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 11/30/15. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$490	$758	$1,045	$1,863
Class B	$670	$904	$1,264	$2,146
Class B (no redemption)	$170	$604	$1,064	$2,146
Class C	$270	$604	$1,064	$2,339
Class C (no redemption)	$170	$604	$1,064	$2,339
Class M	$440	$761	$1,103	$2,069
Class R	$119	$450	$804	$1,803
Class Y	$68	$294	$538	$1,238

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 98%.

Investments, risks, and performance

Investments

The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes by investing a majority of its assets in other Putnam mutual funds, referred to as underlying funds.

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The following table presents your fund’s approximate asset allocations as of November 30, 2014.

Underlying fund*
Putnam Dynamic Asset Allocation Conservative Fund	34.0%
Putnam Money Market Fund	6.0%
Putnam Absolute Return 500 Fund	30.0%
Putnam Absolute Return 300 Fund	21.0%
Putnam Absolute Return 100 Fund	9.0%
Equity**	25.0%
Fixed Income**	75.0%

     *  Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

    **  Equity and fixed income allocations are hypothetical estimates based on Putnam Dynamic Asset Allocation Conservative Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, and Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment. Actual allocations will vary.

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will make gradual withdrawals from the fund. More information about the underlying funds is available in each of those funds’ prospectuses.

Risks

It is important to understand that you can lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among the asset classes and underlying funds may hurt performance. The fund also bears the following risks associated with the underlying funds. The value of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

60          Prospectus

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments, (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation) and may be or become illiquid. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover associated trading and other costs, and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Investor profile

The fund is one of a suite of three Putnam Retirement Income Lifestyle Funds designed to offer a choice of potential risk/return profiles for investors in or near retirement or otherwise seeking an investment for use with a periodic withdrawal program. Investors are encouraged to seek the assistance of a financial advisor in selecting a Putnam Retirement Income Lifestyle Fund and in developing a periodic withdrawal program that is appropriate to their personal investment goals and financial circumstances. The fund makes no representations regarding its suitability for any particular investor or periodic withdrawal program. Investors should understand that pursuing higher returns may involve higher volatility and that a fund’s performance results may not be sustainable.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

62          Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	5 years	Since inception (11/1/04)
Class A before taxes	1.30%	7.92%	2.64%
Class A after taxes on distributions	0.57%	6.98%	1.41%
Class A after taxes on distributions and sale of fund shares	0.85%	5.90%	1.67%
Class B before taxes	–0.24%	7.70%	2.43%
Class C before taxes	3.75%	7.99%	2.34%
Class M before taxes	1.83%	7.68%	2.29%
Class R before taxes	5.26%	8.53%	2.84%
Class Y before taxes	5.83%	9.08%	3.36%
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	–2.02%	4.44%	4.50%
S&P 500 Index (no deduction for fees, expenses or taxes)	32.39%	17.94%	7.75%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Robert Kea, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2004

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2004

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

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Important Additional Information About All Funds

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The funds’ distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

What are the funds’ and each underlying fund’s main investment strategies and related risks?

This section contains greater detail on each funds’ and each underlying fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. In deciding whether a Putnam RetirementReady Fund is right for you, you may wish to consider a number of factors in addition to the fund’s target date, including your age, how your fund investment will fit into your overall investment

64          Prospectus

program, and whether you are looking for a more aggressive or more conservative allocation.

As mentioned in the fund summaries, we pursue each fund’s goal by allocating its assets among underlying funds. References to specific investments refer to investments made by the underlying funds. When deciding whether to buy or sell equity investments for the underlying funds, the managers of those funds may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends. When deciding whether to buy or sell fixed income investments for the underlying funds, the managers of those funds may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions. Managers of different underlying funds may emphasize different factors in making decisions to buy or sell investments. In addition to the investments described below, each underlying fund, except Putnam Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. For Putnam Absolute Return 100, 300, 500 and 700 Funds, derivatives are an important component of the funds’ investment strategies.

Putnam Dynamic Asset Allocation Equity Fund

Goal

The fund seeks long-term growth.

Investments

The fund invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide. While the managers of the fund typically allocate approximately 75% of the fund’s assets to investments in U.S. companies, and 25% of the fund’s assets to investments in international companies, these allocations may vary. The fund invests mainly in developed countries but may invest in emerging markets. The fund’s manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. The fund may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

The fund bears the risks associated with underlying funds set forth in Fund summaries — Investments, risks and performance — Risks, except those related to bonds, mortgage-backed investments, prepaid investments, active

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trading strategies, targeted returns and allocation of assets among asset categories. Additional information about each of these risks is included below.

Putnam Dynamic Asset Allocation Growth Fund
Putnam Dynamic Asset Allocation Balanced Fund
Putnam Dynamic Asset Allocation Conservative Fund

Goals

The Growth Fund seeks capital appreciation.

The Balanced Fund seeks total return.

The Conservative Fund seeks total return consistent with preservation of capital.

Total return is composed of capital appreciation and income.

Investments

Each fund has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, the managers of the funds adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal.

The strategic allocation and the range of allowable allocation for each fund are shown below.

	Growth Fund		Balanced Fund		Conservative Fund
Class	Strategic Allocation	Range	Strategic Allocation	Range	Strategic Allocation	Range
Equity	80%	65–95%	60%	45–75%	30%	15–45%
Fixed Income	20%	5–35%	40%	25–55%	70%	55–85%

Putnam Dynamic Asset Allocation Growth Fund invests mainly in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. The fund also invests, to a lesser extent, in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments).

Putnam Dynamic Asset Allocation Balanced Fund invests mainly in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. The fund also invests in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments).

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Putnam Dynamic Asset Allocation Conservative Fund invests mainly in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). The fund also invests, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size.

Each fund may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. Each fund may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell equity investments and may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Each fund may also select other investments that do not fall within these asset classes. Each fund may also use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

Each fund bears the risks associated with underlying funds set forth in Fund summaries — Investments, risks and performance — Risks, except those related to active trading strategies and targeted returns. Additional information about each of these risks is included below.

Putnam Money Market Fund

Goal

The fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.

Investments

The fund invests mainly in money market instruments that are high quality and have short-term maturities. The fund invests significantly in certificates of deposit, commercial paper (including asset-backed commercial paper), U.S. government debt and repurchase agreements, corporate obligations and bankers acceptances. The fund may also invest in U.S. dollar denominated foreign securities of these types. The fund’s manager may consider, among other factors, credit and interest rate risks, as well as general market conditions, when deciding whether to buy or sell investments.

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Risks

The effects of inflation may erode the value of your investment over time. Although the fund seeks to preserve the value of your investment at $1.00 per share, deterioration in the credit quality of issuers whose securities the fund holds or an increase in interest rates may impair the value of your investment, and it is possible to lose money by investing in the fund. The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Although the fund only buys high quality investments, investments backed by a letter of credit have the risk that the provider of the letter of credit will not be able to fulfill its obligations to the issuer. Additional information about each of these risks is included below.

Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund

Goal

Each fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by a targeted amount on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The target return for each fund is the return on U.S. Treasury bills plus the number of basis points specified in the fund’s name.

Investments

Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment grade debt, below-investment-grade debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. Putnam Absolute Return 300 Fund has a higher risk and return profile than Putnam Absolute Return 100 Fund as a result of increased exposure to the fixed-income sectors and strategies mentioned above. Another distinction between the funds from time to time may be a higher cash position in Putnam Absolute Return 100 Fund.

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Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund are designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; below-investment-grade debt; inflation-protected securities; commodities; and real estate investment trusts (REITs). The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. Putnam Absolute Return 700 Fund has a higher risk and return profile than Putnam Absolute Return 500 Fund as a result of increased exposure to the asset classes and strategies mentioned above.

In pursuing a consistent absolute return, each underlying fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, short-term debt securities (in the case of Putnam Absolute Return 100 Fund), bonds with moderate exposure to interest rate and credit risks (in the case of Putnam Absolute Return 300 Fund), balanced portfolios with significant exposure to both stocks and bonds (in the case of Putnam Absolute Return 500 Fund), and equities or equity-like investments (in the case of Putnam Absolute Return 700 Fund).

Managers of the underlying funds may consider, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. The managers of Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and among other factors, credit interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. The managers of the underlying funds may also take into account general market conditions when making investment decisions.

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Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the underlying funds’ exposure to the principal asset classes in which they invest and their principal investment strategies. Accordingly, the funds may use derivatives to a significant extent to obtain or enhance exposure to the fixed-income sectors and strategies mentioned above, and to hedge against risk. Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

Risks

Each fund bears the risks associated with underlying funds set forth in Fund summaries — Investments, risks and performance — Risks, except that Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund do not bear the risks associated with equity investing. Additional information about each of these risks is included below.

Additional information about investment strategies and related risks of the underlying funds

This section provides additional information on the investment strategies and related risks of the Putnam Absolute Return Funds and the underlying funds generally. Not every investment strategy below applies to each underlying fund.

Putnam Absolute Return Funds

The use of the term “absolute return” in each fund’s name is meant to distinguish each fund’s goal and investment strategies from those of most other mutual funds available in the marketplace. Most mutual funds are generally managed with a goal of outperforming an index of securities or an index of competitive funds. As a result, even if these funds are successful in achieving their goals, their investment returns may be positive or negative and will tend to reflect the general direction of the markets. In addition, these other funds can expose investors to significant market volatility and sustained periods of negative performance. Volatility refers to the tendency of investments and markets to fluctuate in value over time. The greater an investment’s or a market’s volatility, the more sharply its value may fluctuate. A fund’s volatility is often measured as the standard deviation of the fund’s monthly returns and expressed as a percentage.

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In contrast, an “absolute return” strategy seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. As a result, if this strategy is successful, investors should expect the Putnam Absolute Return Funds to outperform the general securities markets during periods of flat or negative market performance, to underperform during periods of strong positive market performance, and typically to produce less volatile returns over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods.

The funds seek to earn their targeted returns over a reasonable period of time — generally at least three years or more — since investment returns will likely fluctuate more over shorter periods of time as market conditions vary, even under an “absolute return” strategy.

The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility and expected returns. The funds seek to earn a positive total return that exceeds, by a particular amount, the return on U.S. Treasury bills as measured by the BofA Merrill Lynch U.S. Treasury Bill Index. The index tracks the performance of U.S. dollar denominated U.S. Treasury bills, which represent obligations of the U.S. Government having a maturity of one year or less. Returns on U.S. Treasury bills often track inflation levels (although the returns of U.S. Treasury bills and inflations rates can diverge significantly from time to time).

While the funds seek returns in excess of the BofA Merrill Lynch U.S. Treasury Bill Index, an investment in the underlying funds is not the same as an investment in the BofA Merrill Lynch U.S. Treasury Bill Index. An investment in U.S. Treasury bills, which are supported by the full faith and credit of the U.S. Government, is generally considered an investment with minimal risk. Investing in the underlying funds, however, does involve certain risks, including the risk of loss. Because risk and reward are related, you should expect the risk associated with an investment in an underlying fund, and the volatility of that fund’s returns, to increase as the fund seeks higher returns.

The following sections describe the underlying funds’ main investment strategies. As a general matter, each underlying fund has significant flexibility in its choice of strategies. This flexibility enhances the funds’ ability to seek their targeted returns. This flexibility is also generally expected to result in diversification of a fund’s portfolio across multiple asset classes, although the funds may focus their investments on particular asset classes from time to time. Diversification generally limits market exposure to any asset class and helps to reduce the volatility of returns.

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Global bond strategies —Putnam Absolute Return 100 and 300 Funds

Independent global fixed-income investment strategies

The managers of the underlying funds seek to efficiently mix a number of independent global fixed-income investment strategies. These strategies may be based on security selection, allocation among sub-sectors of the fixed-income market (such as the investment grade and below-investment-grade sub-sectors within the credit sector), macroeconomic developments (such as those relating to currencies and country-specific developments), and other techniques. By using a number of strategies, the funds may take advantage of today’s global fixed-income markets, which are complex, rapidly evolving, and characterized by newly defined instruments, sub-sectors, and derivatives that the underlying funds managers believe offer substantial opportunities. The underlying funds may invest without limit in all available global fixed-income instruments, including lower-rated debt, to diversify portfolio exposure regardless of market conditions.

Derivatives and investment exposures

When the underlying funds use derivatives to increase their exposure to investments, the derivatives may create investment leverage. In general, to the extent that leverage is used in these funds, Putnam Absolute Return 300 Fund is expected to make greater use of leverage than Putnam Absolute Return 100 Fund.

Putnam Absolute Return 300 Fund has a higher expected return, and higher expected risk and volatility, than Putnam Absolute Return 100 Fund as a result of increased exposure, including through the use of derivatives, to fixed-income sectors and investment strategies. Another distinction between the funds from time to time may be a higher cash position in Putnam Absolute Return 100 Fund.

Beta and alpha strategies — Putnam Absolute Return 500 and 700 Funds

The beta strategy of allocating assets among many asset classes generally depends upon the direction of the relevant markets for success, while the alpha strategy is generally designed not to depend upon market direction for success. The beta and alpha strategies are intended to be uncorrelated and to operate largely independently, thus improving a fund’s chances of earning a positive total return regardless of market conditions. Both the beta and alpha strategies are dynamic, permitting the funds to take advantage of opportunities that arise from different economic conditions.

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  Derivatives and investment exposures; investment leverage. The managers of the underlying funds may make an investment directly, or may obtain exposure to the investment synthetically, through the use of one or more derivatives. When the funds use derivatives to increase their exposure to investments in order to enhance the funds’ total returns, the derivatives may create investment leverage. Investment leverage means that, for every $100 invested in a fund, the fund may obtain an exposure to more than $100 of underlying investments after long and short positions are netted against each other. The amounts of investment leverage will vary over time. Under normal market conditions, the underlying funds’ managers expect that investment leverage obtained as part of a fund’s beta strategy may result in a net notional investment exposure of up to 150% of net assets in the case of Putnam Absolute Return 500 Fund and up to 200% of net assets in the case of Putnam Absolute Return 700 Fund. The underlying funds’ managers treat a synthetic investment as having the same net notional investment exposure as the equivalent direct investment. The funds’ alpha strategy also may involve the use of derivatives that introduce additional investment leverage. Putnam Absolute Return 700 Fund has a higher expected return, and higher expected risk and volatility, than Putnam Absolute Return 500 Fund as a result of increased exposure, including through the use of derivatives, to asset classes and investment strategies. If the underlying funds’ managers’ judgments about the performance of asset classes or investments prove incorrect while a fund’s exposure to underperforming asset classes or investments is increased through the use of investment leverage, a relatively small market movement may result in significant losses to the fund.

Beta strategy

  Asset classes. Through the beta strategy, the underlying funds’ managers invest without limit in many asset classes directly or through derivatives. These asset classes include equity and fixed-income (including below-investment-grade and mortgage- and asset-backed securities) securities of U.S. and foreign corporate and governmental issuers and currencies. The underlying funds’ managers also allocate the funds’ assets to less traditional asset classes such as commodities, inflation-protected securities and REITs. Allocations to these less traditional asset classes are intended to, in part, protect a fund’s portfolio from downturns in the equity and fixed income markets and against inflation. However, asset classes may not perform as expected. If the managers of the underlying funds assessment of the risk and return potential of asset classes of the underlying funds’ managers is incorrect, a fund could significantly under-perform the markets in general, particular markets, or other funds that make similar investments.

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  Asset allocation. Although the underlying funds’ managers may adjust asset allocations at any time and without constraint, they expect generally to allocate the majority of the funds’ assets to investments in traditional asset classes. The underlying funds’ managers asset allocations are intended to reduce risk and volatility in the portfolios and to provide protection against a decline in the funds’ assets. However, the underlying fund managers’ asset allocation judgments may not achieve these objectives.

Within each asset class, the underlying funds’ managers make specific investments on the basis of quantitative analysis, in addition to fundamental research and analysis. Even if their asset allocation decisions are successful, if the particular investments that the funds make within each asset class do not perform as they expect, the funds may fail to meet their goals or may lose money.

Alpha strategy

The funds’ alpha strategy involves potentially using diverse active trading strategies, including “overlay” strategies, active security selection, tactical asset allocation, currency transactions and options transactions, to seek enhanced returns. There is no restriction on the type or number of strategies that the underlying funds’ managers may employ in the alpha strategy.

Because the alpha strategy is designed to generate a return regardless of market direction, the underlying funds managers can use it to potentially generate a positive investment return even in broadly declining markets. Though the funds’ alpha strategy is intended to earn a positive total return even when the general market declines, the funds’ beta strategy is unlikely to earn a positive return in those circumstances. While the underlying funds’ managers intend the strategies within the alpha strategy to be relatively uncorrelated with one another and with the performance of most asset classes to which the funds are exposed through the beta strategy, it is possible that the performance of various asset classes and strategies within the alpha strategy may be correlated under certain market conditions, which may negatively affect a fund’s performance. The alpha strategy may involve investment leverage. The alpha strategy may fail to make money in broadly declining markets, and may lose money even in broadly advancing markets.

Equity investments

  Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies

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in the same industry or in a number of different industries, such as increases in production costs. From time to time, a fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Growth stocks — Stocks of companies we or the underlying fund manager believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our or the underlying fund manager’s assessment of the prospects for a company’s earnings growth is wrong, or if our or the underlying fund manager’s judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that we or the underlying fund manager have placed on it.

Value stocks — Companies whose stocks we or the underlying fund manager believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our or the underlying fund manager’s assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we or the underlying fund manager have placed on it.

For Putnam Dynamic Asset Allocation Equity Fund, under normal circumstances, the fund invests at least 80% of its net assets in common stocks. This policy may be changed only after 60 days’ notice to shareholders.

  Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States. For

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  Putnam Absolute Return 100, 300, 500, 700 funds, the funds may invest in small and midsize companies without limit.

Fixed-income investments

  Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of a fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore a fund might not benefit from any increase in value as a result of declining interest rates.

A fund may invest in inflation-protected securities issued by the U.S. Department of Treasury, by non-U.S. governments, or by private issuers. Inflation-protected securities are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-protected securities issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index, a measure of inflation. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Because the principal amount would be adjusted downward during a period of deflation, a fund will be subject to deflation risk with respect to its investments in these securities. In addition, if a fund purchases inflation-adjusted debt instruments in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation.

For Putnam Money Market Fund, the fund may not hold an investment with more than 397 days remaining to maturity and the fund’s average weighted maturity will not exceed 60 days (after giving effect to applicable maturity-shortening features such as interest rate resets or demand features). In addition, the weighted average life (determined without reference to maturity-shortening features) of the fund will not exceed 120 days. Short-term investments may have lower yields than longer-term investments.

Some investments that the fund purchases have an interest rate that changes based on a market interest rate and/or allow the holder to demand payment of principal and accrued interest before the scheduled maturity date. We or

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an underlying fund manager measure the maturity of these obligations using the relatively short period until the interest rate resets and/or payment could be demanded, as applicable. Because the interest rate on these investments can change, these investments are unlikely to be able to lock in favorable longer-term interest rates.

  Market risk. The value of bonds in an underlying fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. During those periods, an underlying fund may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.
  Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

For Putnam Absolute Return 100, 300, 500 and 700 Funds. The funds may invest without limit in higher-yield, higher-risk debt investments that are below-investment-grade, including investments in the lowest rating category of the rating agency, and in unrated investments that the managers of the funds believe are of comparable quality. However, each fund may invest no more than 15% of its total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, including investments in the lowest rating category of the rating agency, and in unrated investments that the managers of the funds believe are of comparable quality. A fund will not necessarily sell an investment if its rating is reduced (or increased) after the fund buys it.

For Putnam Dynamic Asset Allocation Growth Fund, Putnam Dynamic Asset Allocation Balanced Fund and Putnam Dynamic Asset Allocation Conservative Fund. The funds may invest up to 40% of each fund’s total assets (but not more than a fund’s maximum fixed-income allocation range) in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by each nationally recognized securities rating agency, or are unrated investments that the managers of the funds believe are of comparable quality. However, using the same criteria, the managers of the funds currently do not intend to invest more than 20% of Conservative Fund’s total assets in debt investments rated lower than BB or its equivalent. Each fund may invest up to 5% of its total assets in debt investments rated below

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CCC or its equivalent, at the time of purchase, by each rating agency rating such investments and in unrated investments that the managers of the underlying funds believe are of comparable quality. A fund will not necessarily sell an investment if its rating is reduced (or increased) after the fund buys it.

Investments rated below BBB or its equivalent are below-investment-grade in quality and may be considered speculative. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for a fund to sell the investments at prices approximating the values the managers of the fund had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for a fund to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of the investment’s volatility or liquidity. Although the managers of the funds consider credit ratings in making investment decisions, they perform independent investment analysis and do not rely only on ratings assigned by the rating agencies. Their success in achieving a fund’s goal may depend more on their own credit analysis when buying lower-rated debt than when buying investment-grade debt. A fund may have to participate in legal proceedings involving the issuer. This could increase a fund’s operating expenses and decrease its net asset value (NAV).

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

Putnam Money Market Fund buys only high quality investments. These are:

  rated in one of the two highest categories by at least two nationally recognized rating services, rated by one rating service in one of the service’s two highest categories (if only one rating service has provided a rating), or unrated investments that the fund’s manager determines are of equivalent quality.

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No more than 3% of the fund’s net assets may be invested in investments that, at the time of purchase, were not rated in the second highest category or determined to be of comparable quality.

The credit quality of an investment may be supported or enhanced by another company or financial institution through the use of a letter of credit or similar arrangements. The main risk in investments backed by a letter of credit is that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

  Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. In contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The underlying funds may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Such investments may increase the volatility of an underlying fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.
  Focus of investments (Putnam Money Market Fund only). The fund may invest without limit in money market investments from the banking industry. The fund’s shares may be more vulnerable to decreases in value than those funds that invest in issuers in a greater number of industries. To the extent that the fund invests significantly in a particular industry, it runs an increased risk of loss if economic or other developments affecting that industry cause the prices of related money market investments to fall.

At times, the fund and other accounts that Putnam Investment Management and its affiliates manage may own all or most of the debt of a particular

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             issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

  Liquidity (Putnam Money Market Fund only). The fund maintains certain minimum liquidity standards, including that:
  the fund may not purchase a security other than a security offering daily liquidity (as specified by applicable rules governing money market funds) if, immediately after purchase, the fund would have invested less than 10% of its total assets in securities offering daily liquidity, the fund may not purchase a security other than a security offering weekly liquidity (as specified by applicable rules governing money market funds) if, immediately after purchase, the fund would have invested less than 30% of its total assets in securities offering weekly liquidity and the fund may not purchase an illiquid security (a security that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to it by the fund) if, immediately after purchase, the fund would have invested more than 5% of its total assets in illiquid securities.

  Foreign investments

  Foreign investments involve certain special risks, including:

  Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.
  Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of economic sanctions or restrictions on the exchange or export of foreign currency, and tax increases.
  Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly-traded U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.
  Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.
  Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means a fund may at times be unable to sell these foreign investments at desirable

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  Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

  Sovereign issuers: The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash flow from tax or other revenues. In addition, there may be no legal recourse for investors in the event of default by a sovereign government.

The risks of foreign investments are typically increased in countries with less developed markets, which are sometimes referred to as emerging markets. Emerging markets may have less developed economies, legal and regulatory systems and may be susceptible to greater political and economic instability than developed foreign markets. Countries with emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, and investments in emerging markets may be more volatile and less liquid than investments in developed markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

Putnam Money Market Fund may invest in money market instruments of foreign issuers that are denominated in U.S. dollars.

Derivatives (all funds except Putnam Money Market Fund)

An underlying fund may engage in a variety of transactions involving derivatives, such as futures, certain foreign currency transactions, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. The underlying funds may make use of “short” derivatives positions, the values of which typically move in the opposite direction from the price of the underlying investment, pool of investments,ex or currency. The underlying funds may use derivatives both for hedging and non-hedging purposes. For example, we or an underlying fund manager may use derivatives to increase or decrease a fund’s

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exposure to long- or short-term interest rates (in the United States or abroad) or to a particular currency or group of currencies. The underlying funds may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we or an underlying fund manager may also choose not to use derivatives, based on an evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. A fund’s investment in derivatives may be limited by its intention to qualify as a regulated investment company. In addition, for Putnam Dynamic Asset Allocation Growth Fund, Putnam Dynamic Asset Allocation Balanced Fund and Putnam Dynamic Asset Allocation Conservative Fund, derivatives positions that offset each other may be netted together for purposes of a fund’s policy on strategic allocation between stocks and bonds.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our or an underlying fund manager’s ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means they provide a fund with investment exposure greater than the value of a fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to a fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The value of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

For Putnam Absolute Return 100, 300, 500 and 700 Funds, the funds intend to employ leverage through the use of derivatives. Derivatives may create investment leverage, which involves risks. If the underlying funds’ managers’ judgments about the performance of various asset classes or investments prove incorrect, and a fund’s exposure to underperforming asset classes or investments is increased through the use of leverage, a relatively small market movement may result in significant losses to the fund. In addition, the Putnam Absolute Return 100 and 300 Funds may be unable to obtain their desired exposures to particular fixed-income strategies and sectors, and the Putnam Absolute Return 500 and 700 Funds’ decision to pursue beta and alpha strategies separately may not be successful if the funds are unable to invest in appropriate derivatives or other instruments or if the derivatives and instruments do not perform as expected.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments

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also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see Miscellaneous Investments, Investment Practices and Risks in the SAI.

  Real estate investment trusts (REITs). For Putnam Absolute Return 500 and 700 Funds. A REIT pools investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages). The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. The funds will invest in publicly-traded REITs listed on national securities exchanges. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. Investments in REITs are subject to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets.
  Commodity-linked notes. For Putnam Absolute Return 500 and 700 Funds. Commodity-linked notes are debt securities whose maturity values or interest rates are determined by reference to a single commodity or to all or a portion of a commodities index. Commodity-linked notes may be positively or negatively indexed, meaning their maturity value may be structured to increase or decrease as commodity values change. Investments in commodity-linked notes are subject to the risks associated with the overall commodities markets and other factors that affect the value of commodities, including weather, disease, political, tax and other regulatory developments. Commodity-linked notes may be more volatile and less liquid than the underlying measure(s), have substantial risk of loss with respect to both principal and interest and are subject to the credit risks associated with the issuer. A fund’s investment in commodity-linked notes may be limited by its intention to qualify as a regulated investment company. For further information about commodity-linked securities, see Miscellaneous Investments, Investment Practices and Risks in the SAI.
  Other investments. In addition to the main investment strategies described above, an underlying fund may make other types of investments, such as investments in preferred stocks, convertible securities, hybrid and structured bonds and notes (including debt instruments with terms determined by reference to a particular commodity or to all or portions of a commodities index), and investments in bank loans. An underlying fund may also loan portfolio securities to earn income. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.
  Temporary defensive strategies. In response to adverse market, economic, political or other conditions, the funds and the underlying fund may take

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temporary defensive positions, such as investing some or all of a fund’s or the underlying fund’s assets in cash and cash equivalents, that differ from a fund’s usual investment strategies. However, we or an underlying fund manager may choose not to use these temporary defensive strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause a fund or the underlying funds’ to miss out on investment opportunities, and may prevent the fund from achieving its goal. Additionally, while temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.

  Changes in policies. The Trustees may change a fund’s or an underlying fund’s goal, investment strategies and other policies set forth in this prospectus without shareholder approval, except as otherwise provided.

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  Portfolio turnover rate. A fund’s portfolio turnover rate measures how frequently a fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that a fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time a fund or an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

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  Portfolio holdings. The SAI includes a description of each fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on a fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where each fund’s full portfolio holdings may be viewed monthly beginning approximately 15 days after the end of each month. With the exception of Putnam Money Market Fund, each underlying fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings of each underlying fund may be viewed beginning on the last business day of the month after the end of each calendar quarter. For Putnam Money Market Fund, the fund’s portfolio holdings and related portfolio information may be viewed monthly beginning no later than 5 business days after the end of each month. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

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Who oversees and manages the funds?

The funds’ Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the funds’ business and represents the interests of the Putnam fund shareholders. At least 75% of the members of the Putnam Funds’ Board of Trustees are independent, which means they are not officers of the funds or affiliated with Putnam Management.

The Trustees periodically review each fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of a fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates and by the funds’ auditors.

Contacting the funds’ Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The funds’ investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be each fund’s investment manager, responsible for making investment decisions for the funds and managing the funds’ other affairs and business. The basis for the Trustees’ approval of the funds’ management contract and the sub-management contract described below is discussed in each fund’s annual report to shareholders dated July 31, 2014. The funds pay no management fee to Putnam Management. However, Putnam Management receives management fees from the underlying funds. Because the management fees paid to Putnam Management by the underlying funds vary, there may be a conflict in establishing and adjusting each fund’s target percentage allocations among the underlying funds between the interests of the funds and Putnam Management’s economic interest.

Putnam Management’s address is One Post Office Square, Boston, MA 02109.

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Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not a fund) will pay a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate NAV of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the funds or provide other investment services, consistent with local regulations.

  Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of each fund’s portfolio.
Portfolio managers	Joined funds	Employer	Positions over past five years
James Fetch	2012	Putnam Management 1994 – Present	Co-Head of Global Asset Allocation. Previously, Portfolio Manager
Robert Kea	2004*	Putnam Management 1989 – Present	Co-Head of Global Asset Allocation. Previously, Portfolio Manager
Joshua Kutin	2011	Putnam Management 1998 – Present	Portfolio Manager. Previously, Analyst
Robert Schoen	2004*	Putnam Management 1997 – Present	Co-Head of Global Asset Allocation. Previously, Portfolio Manager
Jason Vaillancourt	2012	Putnam Management 1999 – Present	Co-Head of Global Asset Allocation. Previously, Portfolio Manager

     *  Robert Kea and Robert Schoen joined RetirementReady 2050 Fund and RetirementReady 2055 Fund in 2005 and 2010, respectively, upon the date of each fund’s commencement of operations.

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the funds.

How do the funds price their shares?

The price of each fund’s shares is based on its NAV, which is in turn based on the NAVs of the underlying funds in which it invests. For a description of the circumstances under which the underlying funds use fair value pricing and the effects of using fair value pricing, please see the underlying funds’ prospectuses. The NAV per share of each class equals the total value of its

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assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

Each fund’s most recent NAV is available on Putnam Investments’ website at putnam.com/individual or by contacting Putnam Investor Services at 1-800-225-1581.

How do I buy fund shares?

Opening an account

You can open a fund account and purchase class A, B, C, and M shares by contacting your financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

Each fund sells its shares at the offering price, which is the NAV plus any applicable sales charge (class A and class M shares only). Your financial representative or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the NYSE for your shares to be bought at that day’s offering price.

If you participate in an employer-sponsored retirement plan that offers any of the funds, please consult your employer for information on how to purchase shares of the fund through the plan, including any restrictions or limitations that may apply.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If a fund is unable to collect the required information, Putnam Investor Services may not be able to open your account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information

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with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the funds reserve the right to close your account.

Also, each fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount in the following ways:

  Through a financial representative. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge you for his or her services.
  Through Putnam’s Systematic Investing Program. You can make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.
  Via the Internet or phone. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at putnam.com or by calling Putnam Investor Services at 1-800-225-1581.
  By mail. You may also request a book of investment stubs for your account. Complete an investment stub and write a check for the amount you wish to invest, payable to the appropriate fund. Return the check and investment stub to Putnam Investor Services.
  By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. Please call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The funds will normally accept wired funds for investment on the day received if they are received by the funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds. Although the funds’ designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for employer-sponsored retirement plans by wire transfer.

Which class of shares is best for me?

This prospectus offers you four classes of fund shares: A, B, C and M. Employer-sponsored retirement plans may also choose class R shares, and certain investors described below may also choose class Y shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, as illustrated in the Fund

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summaries — Fees and expenses section, allowing you and your financial representative to choose the class that best suits your investment needs. When you purchase shares of a fund, you must choose a share class. Deciding which share class best suits your situation depends on a number of factors that you should discuss with your financial representative, including:

  How long you expect to hold your investment. Class B shares charge a contingent deferred sales charge (CDSC) on redemptions that is phased out over the first six years; class C shares charge a CDSC on redemptions in the first year.
  How much you intend to invest. While investments of less than $100,000 can be made in any share class, classes A and M offer sales charge discounts starting at $50,000 ($100,000 and $50,000, respectively, for Lifestyle 1).
  Total expenses associated with each share class. As shown in the section entitled Fund summaries — Fees and expenses, each share class offers a different combination of up-front and ongoing expenses. Generally, the lower the up-front sales charge, the greater the ongoing expenses.

Here is a summary of the differences among the classes of shares

Class A shares

  Initial sales charge of up to 5.75% (4.00% for Lifestyle 1)
  Lower sales charges available for investments of $50,000 ($100,000 for Lifestyle 1) or more
  No deferred sales charge (except that a deferred sales charge of 1.00% may be imposed on certain redemptions of shares bought without an initial sales charge)
  Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees.

Class B shares

  No initial sales charge; your entire investment goes to work immediately
  Deferred sales charge of up to 5.00% if shares are sold within six years of purchase
  Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees
  Convert automatically to class A shares after eight years, thereby reducing future 12b-1 fees
  Orders for class B shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $100,000 or more. Investors considering cumulative

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purchases of $100,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class C shares

  No initial sales charge; your entire investment goes to work immediately
  Deferred sales charge of 1.00% if shares are sold within one year of purchase
  Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees
  No conversion to class A shares, so no reduction in future 12b-1 fees
  Orders for class C shares of one or more Putnam funds, other than class C shares sold to employer-sponsored retirement plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 ($500,000 for Lifestyle 1) or more. Investors considering cumulative purchases of $1,000,000 ($500,000 for Lifestyle 1) or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class M shares

  Initial sales charge of up to 3.50% (3.25% for Lifestyle 1)
  Lower sales charges available for investments of $50,000 or more
  No deferred sales charge (except that a deferred sales charge of 0.65% (0.40% for Lifestyle 1) may be imposed on certain redemptions of shares bought without an initial sales charge)
  Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees
  Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees
  No conversion to class A shares, so no reduction in future 12b-1 fees
  Orders for class M shares of one or more Putnam funds, other than class M shares sold to employer-sponsored retirement plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 ($500,000 for Lifestyle 1) or more. Investors considering cumulative purchases of $1,000,000 ($500,000 for Lifestyle 1) or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class R shares (available only to employer-sponsored retirement plans)

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge

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  Lower annual expenses, and higher dividends, than class B, C or M shares for all funds except Lifestyle 1 and class B and C shares for Lifestyle 1, because of lower 12b-1 fees
  Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees
  No conversion to class A shares, so no reduction in future 12b-1 fees.

Class Y shares (available only to investors listed below)

The following investors may purchase class Y shares if approved by Putnam:

  employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam and offer institutional share class pricing (no sales charge or 12b-1 fee);
  bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;
  corporate IRAs administered by Putnam, if another retirement plan of the sponsor is eligible to purchase class Y shares;
  college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;
  other Putnam funds and Putnam investment products;
  investors purchasing shares through an asset-based fee program that regularly offers institutional share classes and that is sponsored by a registered broker-dealer or other financial institution;
  clients of a financial representative who are charged a fee for consulting or similar services;
  corporations, endowments and foundations that have entered into an arrangement with Putnam;
  fee-paying clients of a registered investment advisor (RIA) who initially invests for clients an aggregate of at least $100,000 in Putnam funds, investment companies (whether registered or private) both affiliated and unaffiliated with Putnam: and current and retired Putnam employees and their immediate family members (including an employee’s spouse, domestic partner, fiancé(e), or other family members who are living in the same household), current and retired directors of Putnam Investments, LLC, and current and retired Trustees of the fund. Upon the departure of any member of this group of individuals from Putnam or the fund’s Board of Trustees, the member’s class Y shares convert automatically to class A shares, unless the member’s departure is

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a retirement, as determined by Putnam in its discretion for employees and directors and by the Board of Trustees in its discretion for Trustees.

Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of other Putnam funds. Defined contribution plans (including corporate IRAs) that purchased class Y shares under prior eligibility criteria may continue to purchase class Y shares.

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees.

For all funds except Putnam Retirement Income Fund Lifestyle 1

Initial sales charges for class A and M shares

	Class A sales charge as a percentage of*:		Class M sales charge as a percentage of*:
Amount of purchase at offering price ($)	Net amount invested	Offering price**	Net amount invested	Offering price**
Under 50,000	6.10%	5.75%	3.63%	3.50%
50,000 but under 100,000	4.71	4.50	2.56	2.50
100,000 but under 250,000	3.63	3.50	1.52	1.50
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 but under 1,000,000	2.04	2.00	1.01	1.00
1,000,000 and above	NONE	NONE	N/A***	N/A***

     *  Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

    **  Offering price includes sales charge.

  ***  The funds will not accept purchase orders for class M shares (other than by employer-sponsored retirement plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

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Putnam Retirement Income Fund Lifestyle 1

Initial sales charges for class A and M shares

	Class A sales charge as a percentage of*:		Class M sales charge as a percentage of*:
Amount of purchase at offering price ($)	Net amount invested	Offering price**	Net amount invested	Offering price**
Under 50,000	4.17%	4.00%	3.36%	3.25%
50,000 but under 100,000	4.17	4.00	2.30	2.25
100,000 but under 250,000	3.36	3.25	1.27	1.25
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 and above	NONE	NONE	N/A***	N/A***

     *  Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

    **  Offering price includes sales charge.

  ***  The fund will not accept purchase orders for class M shares (other than by employer-sponsored retirement plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

Reducing your class A or class M sales charge

Each fund offers two principal ways for you to qualify for discounts on initial sales charges on class A and class M shares, often referred to as “breakpoint discounts”:

  Right of accumulation. You can add the amount of your current purchases of class A or class M shares of a fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of your current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of your existing accounts and any linked accounts, the fund will use the higher of (a) the current maximum public offering price of those shares or (b) if you purchased the shares after December 31, 2007, the initial value of the total purchases, or, if you held the shares on December 31, 2007, the market value at maximum public offering price on that date, in either case, less the market value on the applicable redemption date of any of those shares that you have redeemed.

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  Statement of intention. A statement of intention is a document in which you agree to make purchases of class A or class M shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention, you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention is not a binding obligation on you, if you do not purchase the full amount of shares within 13 months, the fund will redeem shares from your account in an amount equal to the difference between the higher initial sales charge you would have paid in the absence of the statement of intention and the initial sales charge you actually paid.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

  Individual accounts
  Joint accounts
  Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)
  Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)
  Accounts held as part of a Section 529 college savings plan managed by Putnam Management (some restrictions may apply)

In order to obtain a breakpoint discount, you should inform your financial representative at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. A fund or your financial representative may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found on Putnam Investments’ website at putnam.com/individual by selecting Mutual Funds, then Pricing and performance, and then About fund costs, and in the SAI.

  Additional reductions and waivers of sales charges. In addition to the breakpoint discount methods described above, sales charges may be reduced or waived under certain circumstances and for certain categories of investors. For instance, an employer-sponsored retirement plan is eligible to purchase class A shares without sales charges if its plan administrator or dealer of record has entered into an agreement with Putnam Retail Management. Information about reductions and waivers of sales charges,

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including deferred sales charges, is included in the SAI. You may consult your financial representative or Putnam Retail Management for assistance.

How do I sell or exchange fund shares?

You can sell your shares back to the appropriate fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund. If you redeem your shares shortly after purchasing them, your redemption payment for the shares may be delayed until the fund collects the purchase price of the shares, which may be up to 10 calendar days after the purchase date.

Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If you exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when and from which fund you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase unless you originally purchased the shares from another Putnam fund that does not directly charge a deferred sales charge, in which case the length of the time you have owned your shares will be measured from the date you exchange those shares for shares of another Putnam fund that does not charge a deferred sales charge and will not be affected by any subsequent exchanges among funds.

  Selling or exchanging shares through your financial representative. Your representative must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV, less any applicable deferred sales charge. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.
  Selling or exchanging shares directly with the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable deferred sales charge.

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  By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell or exchange, you must return them unendorsed with your letter of instruction.
  By telephone. You may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. Sale or exchange of shares by telephone is not permitted if there are certificates for your shares. The telephone redemption and exchange privileges may be modified or terminated without notice.
  Via the Internet. You may also exchange shares via the Internet at putnam.com/individual.
  Shares held through your employer’s retirement plan. For information on how to sell or exchange shares of a fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
  Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact Putnam Investor Services.

Each fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange. Ask your financial representative or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

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Deferred sales charges for class B, class C and certain class A and class M shares

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3	4	5	6	7+
Charge	5%	4%	3%	3%	2%	1%	0%

A deferred sales charge of 1.00% will apply to class C shares if redeemed within one year of purchase. Class A shares that are part of a purchase of $1 million or more ($500,000 for Lifestyle 1) (other than by an employer-sponsored retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within nine months of purchase. A deferred sales charge of 0.65% (0.40% for Lifestyle 1) may apply to class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

  Payment information. A fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. You will not receive interest on uncashed redemption checks. Redemption proceeds may be paid in securities or other property rather than in cash.
  Redemption by a fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), a fund may redeem your shares without your permission and send you the proceeds after providing you with at least 60 days’ notice to attain the minimum. To the extent permitted by applicable law, each fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

Policy on excessive short-term trading

  Risks of excessive short-term trading. Excessive short-term trading activity may reduce each fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing a fund’s expenses and diluting a fund’s NAV. Depending on the size and frequency of short-term trades in each fund’s shares, the fund may experience increased cash

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volatility, which could require each fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase each fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase the taxable distributions received from the fund.

When each fund invests in underlying funds that invest in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When an underlying fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies or lower rated bonds, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies and lower rated bonds may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt and securities of smaller companies may be less liquid than higher-rated debt or securities of larger companies, respectively, an underlying fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if a fund holds other types of less liquid securities.

A fund may be adversely affected if an underlying fund in which it invests is harmed by excessive short-term trading.

  Fund policies. In order to protect the interests of long-term shareholders of each fund, Putnam Management and each fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. Each fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in those shareholder

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accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

  Account monitoring. Putnam Management’s Compliance Department currently uses multiple reporting tools to detect short-term trading activity occurring in accounts for investors held directly with the Putnam funds as well as within accounts held through certain financial intermediaries. Putnam Management measures excessive short-term trading in each fund by the number of “round trip” transactions above a specified dollar amount within a specified period of time. A “round trip” transaction is defined as a purchase or exchange into a fund followed, or preceded by, a redemption or exchange out of the same fund. Generally, if an investor has been identified as having completed two “round trip” transactions with values above a specified amount within a rolling 90-day period, Putnam Management will issue the investor and/or his or her financial intermediary, if any, a written warning. Putnam Management’s practices for measuring excessive short-term trading activity and issuing warnings may change from time to time. Certain types of transactions are exempt from monitoring, such as those in connection with systematic investment or withdrawal plans and reinvestment of dividend and capital gain distributions.
  Account restrictions. In addition to these monitoring practices, Putnam Management and each fund reserve the right to reject or restrict purchases or exchanges for any reason. Continued excessive short-term trading activity by an investor or intermediary following a warning may lead to the termination of the exchange privilege for that investor or intermediary. Putnam Management or each fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in the fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts in the fund or other Putnam funds under common ownership or control for purposes of determining whether the activity is excessive. If a fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require future trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the fund or other Putnam funds. A fund may take these steps in its discretion even if the investor’s activity does not fall within the fund’s current monitoring parameters.
  Limitations on the funds’ policies. There is no guarantee that a fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information

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to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce a fund’s policies. In addition, even when Putnam Management has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with each fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. Each fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Putnam Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Putnam Management will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the beneficial owner and attempt to identify and remedy any excessive trading. However, a fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

Distribution plans and payments to dealers

Putnam funds are distributed primarily through dealers (including any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator, and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates). In order to pay for the marketing of fund shares and services provided to shareholders, each fund has adopted distribution and service (12b-1) plans, which increase the annual operating expenses you pay each year in certain share classes, as shown in the table of annual fund operating expenses in the section Fund summaries — Fees and expenses. Putnam Retail Management and its affiliates also make additional payments to dealers that do not increase your fund expenses, as described below.

  Distribution and service (12b-1) plans. Each fund’s 12b-1 plan provides for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class M and class R shares to 0.25%, 0.75% (0.50% for Lifestyle 1) and 0.50% of average net assets,

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respectively. Because these fees are paid out of a fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more over time than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares. Class R shares will generally be less expensive than class B shares for shareholders who are eligible to purchase either class. Class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

  Payments to dealers. If you purchase your shares through a dealer, your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution and service (12b-1) fees, if any, shown in the tables under Fund summaries — Fees and expenses at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of a fund or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or a fund as shown under Fund summaries — Fees and expenses.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments are generally available to most dealers engaging in significant sales of Putnam fund shares. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Although the total amount of marketing support payments made to dealers in any

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year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to the dealers.

Program servicing payments, which are paid in some instances to dealers in connection with investments in a fund through retirement plans, dealer platforms, and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant or shareholder recordkeeping, reporting, or transaction processing, as well as services rendered in connection with dealer platform development and maintenance and services rendered in connection with retirement plans, such as fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

You can find a list of all dealers to which Putnam made marketing support and/or program servicing payments in 2014 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

  Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other applicable laws and regulations. The fund’s transfer agent may also make payments to certain dealers in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. See the discussion in the SAI under Management — Investor Servicing Agent for more details.

Fund distributions and taxes

Each fund, except Lifestyle 1, distributes any net investment income and any net realized capital gains annually. Lifestyle 1 declares a dividend monthly based on our projections of its estimated net income and normally distributes any net investment income monthly and any net realized capital gains annually.

102          Prospectus

You may choose to reinvest distributions from net investment income, capital gains or both in additional shares of your fund or other Putnam funds, or you may receive them in cash in the form of a check or an electronic deposit to your bank account. If you do not select an option when you open your account, all distributions will be reinvested. If you choose to receive distributions in cash, but correspondence from a fund or Putnam Investor Services is returned as “undeliverable,” the distribution option on your account may be converted to reinvest future distributions in the fund. You will not receive interest on uncashed distribution checks.

For shares purchased through your employer’s retirement plan, the terms of the plan will govern how the plan may receive distributions from a fund.

For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long a fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have owned (or are deemed to have owned) your shares. Distributions that a fund properly reports to you as gains from investments that the fund owned for more than one year are generally taxable to you as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that a fund owned for one year or less and gains on the sale of or payment on bonds characterized as market discount are generally taxable to you as ordinary income. Distributions that a fund properly reports to you as “qualified dividend income” are taxable at the reduced rates applicable to your net capital gain provided that both you and the fund meet certain holding period and other requirements.  Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of the relevant fund or other Putnam funds.

Distributions by a fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a fund) from such a plan.

Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before a fund makes a distribution, because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by a fund before your investment (and thus were included in the

Prospectus          103

price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.

A fund’s investments in underlying funds could affect the amount, timing and character of distributions from the fund, and therefore, may increase the amount of taxes payable by shareholders.

An underlying fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, a fund’s return on its investment in such underlying fund would be decreased.

A fund may be entitled to elect to pass through to its shareholders a credit or deduction for foreign taxes (if any) borne with respect to foreign securities income earned by the fund or by any underlying funds and passed through to the fund. If a fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the fund. However, even if a fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

Any gain resulting from the sale or exchange of your shares generally also will be subject to tax.

104          Prospectus

The above is a general summary of the tax implications of investing in a fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights tables are intended to help you understand each fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from each fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. The auditor’s report and each fund’s financial statements are included in each fund’s annual report to shareholders, which is available upon request.

Prospectus          105

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2055 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(%) [c,d]	Ratio of net investment income (loss) to average net assets (%) [d]	Portfolio turnover (%)
Class A
July 31, 2014	$11.67	.09	1.56	1.65	(.33)	(.97)	(1.30)	$12.02	14.60	$568.25		.76	202
July 31, 2013	9.73	.08	2.10	2.18	(.18)	(.06)	(.24)	11.67	22.79	512.25		.79	183
July 31, 2012	10.09	.02	(.02)	— [e]	(.26)	(.10)	(.36)	9.73	.34	312.25		.26	167
July 31, 2011†	10.00	— [e]	.83	.83	(.65)	(.09)	(.74)	10.09	8.53*	179	.17*	(.01)*	101*
Class B
July 31, 2014	$11.62	(.03)	1.58	1.55	(.27)	(.97)	(1.24)	$11.93	13.67	$55	1.00	(.23)	202
July 31, 2013	9.72	.01	2.09	2.10	(.14)	(.06)	(.20)	11.62	21.85	28	1.00	.12	183
July 31, 2012	10.05	(.05)	(.02)	(.07)	(.16)	(.10)	(.26)	9.72	(.44)	12	1.00	(.56)	167
July 31, 2011†	10.00	.12	.67	.79	(.65)	(.09)	(.74)	10.05	8.03*	17	.67*	1.13*	101*
Class C
July 31, 2014	$11.54	(.04)	1.59	1.55	(.29)	(.97)	(1.26)	$11.83	13.78	$391	1.00	(.35)	202
July 31, 2013	9.65	— [e]	2.07	2.07	(.12)	(.06)	(.18)	11.54	21.72	74	1.00	(.01)	183
July 31, 2012	10.05	(.06)	— [e]	(.06)	(.24)	(.10)	(.34)	9.65	(.36)	36	1.00	(.58)	167
July 31, 2011†	10.00	.16	.63	.79	(.65)	(.09)	(.74)	10.05	8.03*	15	.67*	1.58*	101*
Class M
July 31, 2014	$11.65	.02	1.57	1.59	(.29)	(.97)	(1.26)	$11.98	14.02	$30.75		.18	202
July 31, 2013	9.72	— [e]	2.12	2.12	(.13)	(.06)	(.19)	11.65	22.08	29.75		.01	183
July 31, 2012	10.06	(.03)	(.01)	(.04)	(.20)	(.10)	(.30)	9.72	(.10)	11.75		(.30)	167
July 31, 2011†	10.00	.21	.59	.80	(.65)	(.09)	(.74)	10.06	8.16*	12	.50*	2.02*	101*
Class R
July 31, 2014	$11.65	.03	1.59	1.62	(.32)	(.97)	(1.29)	$11.98	14.35	$282.50		.21	202
July 31, 2013	9.72	.05	2.10	2.15	(.16)	(.06)	(.22)	11.65	22.39	52.50		.42	183
July 31, 2012	10.08	— [e]	(.02)	(.02)	(.24)	(.10)	(.34)	9.72	.10	15.50		(.04)	167
July 31, 2011†	10.00	.23	.59	.82	(.65)	(.09)	(.74)	10.08	8.40*	11	.33*	2.23*	101*
Class Y
July 31, 2014	$11.70	.13	1.56	1.69	(.36)	(.97)	(1.33)	$12.06	14.88	$1,013	—	1.13	202
July 31, 2013	9.76	.11	2.09	2.20	(.20)	(.06)	(.26)	11.70	22.98	578	—	1.05	183
July 31, 2012	10.11	.03	— [e]	.03	(.28)	(.10)	(.38)	9.76	.62	201	—	.27	167
July 31, 2011†	10.00	.18	.68	.86	(.66)	(.09)	(.75)	10.11	8.76*	28	—	1.73*	101*

See notes to financial highlights at the end of this section.

106 Prospectus	Prospectus 107

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2050 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d]	Ratio of net investment income (loss) to average net assets (%) [d]	Portfolio turnover (%)
Class A
July 31, 2014	$15.22	.12	2.06	2.18	(.41)	(.41)	—	$16.99	14.45	$4,423.25		.76	100
July 31, 2013	12.58	.12	2.69	2.81	(.17)	(.17)	—	15.22	22.52	4,133.25		.87	104
July 31, 2012	12.86	.02	.15	.17	(.45)	(.45)	—	12.58	1.60	3,590.25		.19	61
July 31, 2011	11.88	.36	1.56	1.92	(.94)	(.94)	—	12.86	16.33	4,196.25		2.84	72
July 31, 2010	12.19	.66	.90	1.56	(1.87)	(1.87)	— [e]	11.88	12.76	4,886.25		5.36	86
Class B
July 31, 2014	$15.05	— [e]	2.03	2.03	(.32)	(.32)	—	$16.76	13.57	$284	1.00	(.01)	100
July 31, 2013	12.45	.01	2.66	2.67	(.07)	(.07)	—	15.05	21.54	197	1.00	.06	104
July 31, 2012	12.76	(.06)	.13	.07	(.38)	(.38)	—	12.45	.82	144	1.00	(.54)	61
July 31, 2011	11.77	.20	1.61	1.81	(.82)	(.82)	—	12.76	15.52	119	1.00	1.56	72
July 31, 2010	12.09	.67	.79	1.46	(1.78)	(1.78)	— [e]	11.77	11.98	105	1.00	5.45	86
Class C
July 31, 2014	$14.96	.01	2.01	2.02	(.34)	(.34)	—	$16.64	13.58	$409	1.00	.04	100
July 31, 2013	12.39	— [e]	2.66	2.66	(.09)	(.09)	—	14.96	21.60	210	1.00	(.02)	104
July 31, 2012	12.68	(.07)	.15	.08	(.37)	(.37)	—	12.39	.84	115	1.00	(.57)	61
July 31, 2011	11.74	.20	1.60	1.80	(.86)	(.86)	—	12.68	15.46	87	1.00	1.61	72
July 31, 2010	12.08	.54	.92	1.46	(1.80)	(1.80)	— [e]	11.74	11.99	65	1.00	4.44	86
Class M
July 31, 2014	$15.37	.03	2.09	2.12	(.35)	(.35)	—	$17.14	13.85	$52.75		.15	100
July 31, 2013	12.71	.04	2.72	2.76	(.10)	(.10)	—	15.37	21.83	31.75		.26	104
July 31, 2012	12.74	(.06)	.19	.13	(.16)	(.16)	—	12.71	1.13	18.75		(.48)	61
July 31, 2011	11.79	.24	1.60	1.84	(.89)	(.89)	—	12.74	15.76	90.75		1.85	72
July 31, 2010	12.12	.60	.89	1.49	(1.82)	(1.82)	— [e]	11.79	12.24	57.75		4.92	86
Class R
July 31, 2014	$15.00	.07	2.03	2.10	(.38)	(.38)	—	$16.72	14.13	$2,553.50		.43	100
July 31, 2013	12.41	.07	2.66	2.73	(.14)	(.14)	—	15.00	22.19	2,123.50		.53	104
July 31, 2012	12.72	(.01)	.14	.13	(.44)	(.44)	—	12.41	1.28	1,008.50		(.06)	61
July 31, 2011	11.77	.26	1.60	1.86	(.91)	(.91)	—	12.72	16.04	669.50		2.08	72
July 31, 2010	12.10	.62	.91	1.53	(1.86)	(1.86)	— [e]	11.77	12.56	406.50		5.09	86
Class Y
July 31, 2014	$15.27	.18	2.05	2.23	(.45)	(.45)	—	$17.05	14.73	$4,450	—	1.08	100
July 31, 2013	12.62	.14	2.71	2.85	(.20)	(.20)	—	15.27	22.81	3,966	—	.97	104
July 31, 2012	12.91	.05	.15	.20	(.49)	(.49)	—	12.62	1.83	2,403	—	.41	61
July 31, 2011	11.92	.32	1.64	1.96	(.97)	(.97)	—	12.91	16.64	2,713	—	2.48	72
July 31, 2010	12.22	.76	.84	1.60	(1.90)	(1.90)	— [e]	11.92	13.10	1,932	—	6.11	86

See notes to financial highlights at the end of this section.

108 Prospectus	Prospectus 109

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2045 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d]	Ratio of net investment income (loss) to average net assets (%) [d]	Portfolio turnover (%)
Class A
July 31, 2014	$16.77	.15	2.19	2.34	(.25)	(.25)	—	$18.86	14.01	$9,373.25		.84	92
July 31, 2013	14.14	.14	2.87	3.01	(.38)	(.38)	—	16.77	21.70	7,036.25		.90	86
July 31, 2012	14.37	.04	.16	.20	(.43)	(.43)	—	14.14	1.62	6,053.25		.29	47
July 31, 2011	13.24	.40	1.71	2.11	(.98)	(.98)	—	14.37	16.14	8,782.25		2.77	48
July 31, 2010	13.23	.70	1.02	1.72	(1.71)	(1.71)	— [e]	13.24	13.01	8,985.25		5.16	76
Class B
July 31, 2014	$15.43	.03	2.00	2.03	(.15)	(.15)	—	$17.31	13.17	$274	1.00	.19	92
July 31, 2013	13.06	.04	2.63	2.67	(.30)	(.30)	—	15.43	20.81	230	1.00	.29	86
July 31, 2012	13.32	(.07)	.15	.08	(.34)	(.34)	—	13.06	.84	215	1.00	(.55)	47
July 31, 2011	12.34	.23	1.63	1.86	(.88)	(.88)	—	13.32	15.27	160	1.00	1.76	48
July 31, 2010	12.45	.62	.90	1.52	(1.63)	(1.63)	— [e]	12.34	12.11	119	1.00	4.86	76
Class C
July 31, 2014	$15.51	.01	2.02	2.03	(.16)	(.16)	—	$17.38	13.12	$401	1.00	.07	92
July 31, 2013	13.16	— [e]	2.69	2.69	(.34)	(.34)	—	15.51	20.85	248	1.00	.02	86
July 31, 2012	13.42	(.07)	.16	.09	(.35)	(.35)	—	13.16	.84	62	1.00	(.53)	47
July 31, 2011	12.46	.24	1.64	1.88	(.92)	(.92)	—	13.42	15.24	41	1.00	1.81	48
July 31, 2010	12.56	.54	1.00	1.54	(1.64)	(1.64)	— [e]	12.46	12.18	22	1.00	4.21	76
Class M
July 31, 2014	$16.34	(.04)	2.23	2.19	(.17)	(.17)	—	$18.36	13.43	$128.75		(.23)	92
July 31, 2013	13.81	.06	2.81	2.87	(.34)	(.34)	—	16.34	21.10	21.75		.38	86
July 31, 2012	14.08	(.03)	.16	.13	(.40)	(.40)	—	13.81	1.14	13.75		(.19)	47
July 31, 2011	13.01	.28	1.72	2.00	(.93)	(.93)	—	14.08	15.52	9.75		2.01	48
July 31, 2010	13.03	.63	1.00	1.63	(1.65)	(1.65)	— [e]	13.01	12.45	6.75		4.71	76
Class R
July 31, 2014	$17.13	.12	2.22	2.34	(.22)	(.22)	—	$19.25	13.72	$2,784.50		.65	92
July 31, 2013	14.44	.09	2.95	3.04	(.35)	(.35)	—	17.13	21.40	2,331.50		.54	86
July 31, 2012	14.68	.01	.16	.17	(.41)	(.41)	—	14.44	1.36	1,085.50		.04	47
July 31, 2011	13.52	.35	1.77	2.12	(.96)	(.96)	—	14.68	15.88	1,012.50		2.36	48
July 31, 2010	13.49	.61	1.10	1.71	(1.68)	(1.68)	— [e]	13.52	12.67	644.50		4.42	76
Class Y
July 31, 2014	$19.74	.27	2.53	2.80	(.29)	(.29)	—	$22.25	14.25	$5,544	—	1.25	92
July 31, 2013	16.57	.19	3.40	3.59	(.42)	(.42)	—	19.74	22.04	4,939	—	1.04	86
July 31, 2012	16.77	.07	.20	.27	(.47)	(.47)	—	16.57	1.86	3,247	—	.44	47
July 31, 2011	15.30	.47	2.02	2.49	(1.02)	(1.02)	—	16.77	16.45	6,041	—	2.82	48
July 31, 2010	15.05	.92	1.08	2.00	(1.75)	(1.75)	— [e]	15.30	13.28	4,689	—	5.88	76

See notes to financial highlights at the end of this section.

110 Prospectus	Prospectus 111

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2040 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d]	Ratio of net investment income (loss) to average net assets (%) [d]	Portfolio turnover (%)
Class A
July 31, 2014	$18.34	.21	2.24	2.45	(.28)	(.28)	—	$20.51	13.42	$12,384.25		1.04	90
July 31, 2013	15.48	.16	3.01	3.17	(.31)	(.31)	—	18.34	20.74	10,268.25		.94	84
July 31, 2012	15.59	.06	.17	.23	(.34)	(.34)	—	15.48	1.65	8,185.25		.39	43
July 31, 2011	14.23	.46	1.78	2.24	(.88)	(.88)	—	15.59	15.90	11,819.25		2.98	45
July 31, 2010	13.92	.70	1.14	1.84	(1.53)	(1.53)	— [e]	14.23	13.23	11,637.25		4.84	75
Class B
July 31, 2014	$17.04	.07	2.06	2.13	(.16)	(.16)	—	$19.01	12.52	$698	1.00	.40	90
July 31, 2013	14.42	.03	2.81	2.84	(.22)	(.22)	—	17.04	19.87	694	1.00	.16	84
July 31, 2012	14.56	(.05)	.16	.11	(.25)	(.25)	—	14.42	.92	456	1.00	(.34)	43
July 31, 2011	13.38	.32	1.67	1.99	(.81)	(.81)	—	14.56	15.00	434	1.00	2.21	45
July 31, 2010	13.17	.52	1.12	1.64	(1.43)	(1.43)	— [e]	13.38	12.39	258	1.00	3.83	75
Class C
July 31, 2014	$16.92	.04	2.08	2.12	(.21)	(.21)	—	$18.83	12.55	$632	1.00	.23	90
July 31, 2013	14.33	.02	2.79	2.81	(.22)	(.22)	—	16.92	19.80	279	1.00	.15	84
July 31, 2012	14.49	(.04)	.16	.12	(.28)	(.28)	—	14.33	.96	163	1.00	(.32)	43
July 31, 2011	13.32	.27	1.70	1.97	(.80)	(.80)	—	14.49	14.96	137	1.00	1.88	45
July 31, 2010	13.16	.47	1.16	1.63	(1.47)	(1.47)	— [e]	13.32	12.37	90	1.00	3.44	75
Class M
July 31, 2014	$17.36	.09	2.13	2.22	(.21)	(.21)	—	$19.37	12.84	$78.75		.50	90
July 31, 2013	14.71	.07	2.85	2.92	(.27)	(.27)	—	17.36	20.11	50.75		.45	84
July 31, 2012	14.77	(.05)	.20	.15	(.21)	(.21)	—	14.71	1.15	26.75		(.33)	43
July 31, 2011	13.53	.31	1.75	2.06	(.82)	(.82)	—	14.77	15.34	31.75		2.11	45
July 31, 2010	13.32	.50	1.19	1.69	(1.48)	(1.48)	— [e]	13.53	12.65	18.75		3.58	75
Class R
July 31, 2014	$18.76	.16	2.30	2.46	(.24)	(.24)	—	$20.98	13.13	$3,894.50		.79	90
July 31, 2013	15.84	.11	3.08	3.19	(.27)	(.27)	—	18.76	20.39	3,362.50		.66	84
July 31, 2012	15.95	.02	.19	.21	(.32)	(.32)	—	15.84	1.46	2,302.50		.14	43
July 31, 2011	14.57	.42	1.82	2.24	(.86)	(.86)	—	15.95	15.55	2,057.50		2.63	45
July 31, 2010	14.23	.57	1.28	1.85	(1.51)	(1.51)	— [e]	14.57	12.97	1,278.50		3.86	75
Class Y
July 31, 2014	$21.18	.32	2.58	2.90	(.33)	(.33)	—	$23.75	13.74	$7,284	—	1.40	90
July 31, 2013	17.83	.20	3.49	3.69	(.34)	(.34)	—	21.18	20.99	6,259	—	1.00	84
July 31, 2012	17.91	.09	.22	.31	(.39)	(.39)	—	17.83	1.92	3,945	—	.52	43
July 31, 2011	16.23	.53	2.07	2.60	(.92)	(.92)	—	17.91	16.17	10,316	—	2.99	45
July 31, 2010	15.68	.86	1.26	2.12	(1.57)	(1.57)	— [e]	16.23	13.52	8,053	—	5.22	75

See notes to financial highlights at the end of this section.

112 Prospectus	Prospectus 113

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2035 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d]	Ratio of net investment income (loss) to average net assets (%) [d]	Portfolio turnover (%)
Class A
July 31, 2014	$18.55	.24	2.03	2.27	(.16)	(.16)	—	$20.66	12.25	$17,699.25		1.21	79
July 31, 2013	15.83	.17	2.76	2.93	(.21)	(.21)	—	18.55	18.66	13,868.25		1.00	86
July 31, 2012	16.01	.09	.15	.24	(.42)	(.42)	—	15.83	1.73	13,194.25		.62	42
July 31, 2011	14.50	.52	1.67	2.19	(.68)	(.68)	—	16.01	15.23	18,629.25		3.32	45
July 31, 2010	13.62	.62	1.23	1.85	(.97)	(.97)	— [e]	14.50	13.57	18,603.25		4.29	65
Class B
July 31, 2014	$17.17	.10	1.85	1.95	(.05)	(.05)	—	$19.07	11.39	$1,061	1.00	.55	79
July 31, 2013	14.68	.02	2.57	2.59	(.10)	(.10)	—	17.17	17.73	864	1.00	.11	86
July 31, 2012	14.89	(.02)	.14	.12	(.33)	(.33)	—	14.68	.97	642	1.00	(.12)	42
July 31, 2011	13.55	.35	1.58	1.93	(.59)	(.59)	—	14.89	14.35	594	1.00	2.40	45
July 31, 2010	12.80	.51	1.13	1.64	(.89)	(.89)	— [e]	13.55	12.77	421	1.00	3.74	65
Class C
July 31, 2014	$17.17	.09	1.87	1.96	(.05)	(.05)	—	$19.08	11.44	$655	1.00	.51	79
July 31, 2013	14.70	.02	2.57	2.59	(.12)	(.12)	—	17.17	17.72	468	1.00	.13	86
July 31, 2012	14.91	(.01)	.13	.12	(.33)	(.33)	—	14.70	.94	264	1.00	(.07)	42
July 31, 2011	13.57	.34	1.60	1.94	(.60)	(.60)	—	14.91	14.37	279	1.00	2.33	45
July 31, 2010	12.83	.42	1.21	1.63	(.89)	(.89)	— [e]	13.57	12.69	232	1.00	3.08	65
Class M
July 31, 2014	$17.93	.14	1.96	2.10	(.11)	(.11)	—	$19.92	11.70	$298.75		.73	79
July 31, 2013	15.32	(.04)	2.79	2.75	(.14)	(.14)	—	17.93	18.08	248.75		(.24)	86
July 31, 2012	15.14	(.06)	.24	.18	—	—	—	15.32	1.19	32.75		(.40)	42
July 31, 2011	13.75	.37	1.63	2.00	(.61)	(.61)	—	15.14	14.62	75.75		2.45	45
July 31, 2010	12.97	.51	1.17	1.68	(.90)	(.90)	— [e]	13.75	12.98	65.75		3.69	65
Class R
July 31, 2014	$17.84	.19	1.94	2.13	(.12)	(.12)	—	$19.85	11.96	$4,334.50		1.01	79
July 31, 2013	15.24	.12	2.66	2.78	(.18)	(.18)	—	17.84	18.36	4,039.50		.72	86
July 31, 2012	15.45	.05	.14	.19	(.40)	(.40)	—	15.24	1.46	2,650.50		.37	42
July 31, 2011	14.04	.41	1.67	2.08	(.67)	(.67)	—	15.45	14.91	2,361.50		2.66	45
July 31, 2010	13.22	.45	1.31	1.76	(.94)	(.94)	— [e]	14.04	13.34	1,278.50		3.21	65
Class Y
July 31, 2014	$21.37	.37	2.30	2.67	(.20)	(.20)	—	$23.84	12.55	$11,300	—	1.64	79
July 31, 2013	18.20	.21	3.21	3.42	(.25)	(.25)	—	21.37	18.95	10,623	—	1.03	86
July 31, 2012	18.35	.14	.18	.32	(.47)	(.47)	—	18.20	1.97	6,059	—	.78	42
July 31, 2011	16.53	.59	1.95	2.54	(.72)	(.72)	—	18.35	15.48	13,740	—	3.24	45
July 31, 2010	15.40	.79	1.34	2.13	(1.00)	(1.00)	— [e]	16.53	13.86	10,601	—	4.78	65

See notes to financial highlights at the end of this section.

114 Prospectus	Prospectus 115

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2030 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d]	Ratio of net investment income (loss) to average net assets (%) [d]	Portfolio turnover (%)
Class A
July 31, 2014	$18.52	.26	1.73	1.99	(.16)	(.16)	—	$20.35	10.75	$23,180.25		1.32	77
July 31, 2013	16.16	.17	2.36	2.53	(.17)	(.17)	—	18.52	15.76	18,538.25		1.01	80
July 31, 2012	16.22	.15	.14	.29	(.35)	(.35)	—	16.16	1.95	17,648.25		1.00	41
July 31, 2011	14.70	.54	1.51	2.05	(.53)	(.53)	—	16.22	14.08	26,432.25		3.39	43
July 31, 2010	13.46	.53	1.31	1.84	(.60)	(.60)	— [e]	14.70	13.73	25,133.25		3.66	73
Class B
July 31, 2014	$17.62	.11	1.64	1.75	(.02)	(.02)	—	$19.35	9.94	$1,231	1.00	.58	77
July 31, 2013	15.38	.04	2.25	2.29	(.05)	(.05)	—	17.62	14.92	1,210	1.00	.23	80
July 31, 2012	15.47	.04	.12	.16	(.25)	(.25)	—	15.38	1.18	1,038	1.00	.28	41
July 31, 2011	14.06	.38	1.47	1.85	(.44)	(.44)	—	15.47	13.20	1,015	1.00	2.48	43
July 31, 2010	12.92	.42	1.24	1.66	(.52)	(.52)	— [e]	14.06	12.89	810	1.00	3.00	73
Class C
July 31, 2014	$17.64	.10	1.66	1.76	(.04)	(.04)	—	$19.36	9.98	$1,060	1.00	.51	77
July 31, 2013	15.41	.04	2.25	2.29	(.06)	(.06)	—	17.64	14.90	742	1.00	.24	80
July 31, 2012	15.50	.04	.13	.17	(.26)	(.26)	—	15.41	1.20	550	1.00	.29	41
July 31, 2011	14.11	.35	1.50	1.85	(.46)	(.46)	—	15.50	13.20	558	1.00	2.30	43
July 31, 2010	12.97	.29	1.39	1.68	(.54)	(.54)	— [e]	14.11	12.93	376	1.00	2.07	73
Class M
July 31, 2014	$18.03	.19	1.65	1.84	(.12)	(.12)	—	$19.75	10.24	$222.75		.98	77
July 31, 2013	15.74	.08	2.30	2.38	(.09)	(.09)	—	18.03	15.17	101.75		.47	80
July 31, 2012	15.52	— [e]	.22	.22	—	—	—	15.74	1.42	76.75		.01	41
July 31, 2011	14.09	.43	1.46	1.89	(.46)	(.46)	—	15.52	13.48	591.75		2.80	43
July 31, 2010	12.93	.45	1.25	1.70	(.54)	(.54)	— [e]	14.09	13.19	578.75		3.21	73
Class R
July 31, 2014	$17.56	.20	1.64	1.84	(.12)	(.12)	—	$19.28	10.51	$7,296.50		1.07	77
July 31, 2013	15.33	.12	2.24	2.36	(.13)	(.13)	—	17.56	15.51	6,169.50		.75	80
July 31, 2012	15.43	.11	.13	.24	(.34)	(.34)	—	15.33	1.70	4,580.50		.73	41
July 31, 2011	14.05	.46	1.46	1.92	(.54)	(.54)	—	15.43	13.73	3,367.50		3.04	43
July 31, 2010	12.89	.29	1.45	1.74	(.58)	(.58)	— [e]	14.05	13.50	1,875.50		2.09	73
Class Y
July 31, 2014	$20.98	.38	1.93	2.31	(.20)	(.20)	—	$23.09	11.05	$11,725	—	1.70	77
July 31, 2013	18.28	.22	2.69	2.91	(.21)	(.21)	—	20.98	16.04	12,816	—	1.12	80
July 31, 2012	18.31	.21	.16	.37	(.40)	(.40)	—	18.28	2.21	6,919	—	1.19	41
July 31, 2011	16.53	.62	1.73	2.35	(.57)	(.57)	—	18.31	14.35	14,657	—	3.42	43
July 31, 2010	15.06	.71	1.40	2.11	(.64)	(.64)	— [e]	16.53	14.02	10,996	—	4.32	73

See notes to financial highlights at the end of this section.

116 Prospectus	Prospectus 117

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2025 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d]	Ratio of net investment income (loss) to average net assets (%) [d]	Portfolio turnover (%)
Class A
July 31, 2014	$19.06	.29	1.45	1.74	(.18)	(.18)	—	$20.62	9.16	$27,543.25		1.44	74
July 31, 2013	17.21	.20	1.92	2.12	(.27)	(.27)	—	19.06	12.44	23,727.25		1.12	89
July 31, 2012	17.36	.26	.15	.41	(.56)	(.56)	—	17.21	2.62	24,382.25		1.54	43
July 31, 2011	15.98	.59	1.36	1.95	(.57)	(.57)	—	17.36	12.30	33,235.25		3.46	50
July 31, 2010	14.54	.56	1.41	1.97	(.53)	(.53)	— [e]	15.98	13.61	32,661.25		3.56	79
Class B
July 31, 2014	$17.84	.13	1.36	1.49	(.05)	(.05)	—	$19.28	8.35	$982	1.00	.71	74
July 31, 2013	16.12	.05	1.82	1.87	(.15)	(.15)	—	17.84	11.66	987	1.00	.32	89
July 31, 2012	16.31	.13	.14	.27	(.46)	(.46)	—	16.12	1.85	869	1.00	.86	43
July 31, 2011	15.05	.42	1.30	1.72	(.46)	(.46)	—	16.31	11.47	930	1.00	2.64	50
July 31, 2010	13.75	.41	1.33	1.74	(.44)	(.44)	— [e]	15.05	12.65	894	1.00	2.77	79
Class C
July 31, 2014	$17.87	.13	1.36	1.49	(.09)	(.09)	—	$19.27	8.32	$1,244	1.00	.67	74
July 31, 2013	16.14	.05	1.82	1.87	(.14)	(.14)	—	17.87	11.67	807	1.00	.27	89
July 31, 2012	16.35	.13	.14	.27	(.48)	(.48)	—	16.14	1.83	631	1.00	.80	43
July 31, 2011	15.11	.38	1.34	1.72	(.48)	(.48)	—	16.35	11.46	517	1.00	2.37	50
July 31, 2010	13.81	.36	1.39	1.75	(.45)	(.45)	— [e]	15.11	12.70	334	1.00	2.43	79
Class M
July 31, 2014	$18.09	.17	1.38	1.55	(.07)	(.07)	—	$19.57	8.57	$188.75		.88	74
July 31, 2013	16.37	.11	1.83	1.94	(.22)	(.22)	—	18.09	11.95	226.75		.64	89
July 31, 2012	16.54	.18	.13	.31	(.48)	(.48)	—	16.37	2.09	137.75		1.12	43
July 31, 2011	15.26	.45	1.33	1.78	(.50)	(.50)	—	16.54	11.76	163.75		2.79	50
July 31, 2010	13.95	.48	1.33	1.81	(.50)	(.50)	— [e]	15.26	12.98	154.75		3.18	79
Class R
July 31, 2014	$17.85	.22	1.36	1.58	(.15)	(.15)	—	$19.28	8.88	$5,442.50		1.19	74
July 31, 2013	16.13	.14	1.81	1.95	(.23)	(.23)	—	17.85	12.19	4,692.50		.81	89
July 31, 2012	16.32	.21	.14	.35	(.54)	(.54)	—	16.13	2.41	3,444.50		1.31	43
July 31, 2011	15.09	.49	1.31	1.80	(.57)	(.57)	—	16.32	12.01	3,393.50		3.04	50
July 31, 2010	13.77	.45	1.38	1.83	(.51)	(.51)	— [e]	15.09	13.30	1,766.50		3.01	79
Class Y
July 31, 2014	$19.15	.38	1.42	1.80	(.23)	(.23)	—	$20.72	9.44	$9,870	—	1.91	74
July 31, 2013	17.28	.23	1.95	2.18	(.31)	(.31)	—	19.15	12.77	12,138	—	1.26	89
July 31, 2012	17.45	.30	.15	.45	(.62)	(.62)	—	17.28	2.85	8,402	—	1.80	43
July 31, 2011	16.05	.60	1.41	2.01	(.61)	(.61)	—	17.45	12.65	13,497	—	3.47	50
July 31, 2010	14.61	.67	1.34	2.01	(.57)	(.57)	— [e]	16.05	13.80	10,764	—	4.24	79

See notes to financial highlights at the end of this section.

118 Prospectus	Prospectus 119

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2020 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d]	Ratio of net investment income (loss) to average net assets (%) [d]	Portfolio turnover (%)
Class A
July 31, 2014	$17.31	.29	.98	1.27	(.18)	(.18)	—	$18.40	7.37	$25,336.25		1.60	75
July 31, 2013	16.19	.19	1.27	1.46	(.34)	(.34)	—	17.31	9.12	22,557.25		1.16	89
July 31, 2012	16.45	.30	.14	.44	(.70)	(.70)	—	16.19	2.97	25,465.25		1.93	39
July 31, 2011	15.44	.54	1.03	1.57	(.56)	(.56)	—	16.45	10.30	33,513.25		3.34	55
July 31, 2010	14.26	.54	1.30	1.84	(.66)	(.66)	— [e]	15.44	12.99	34,289.25		3.54	84
Class B
July 31, 2014	$16.66	.15	.94	1.09	(.07)	(.07)	—	$17.68	6.56	$1,380	1.00	.84	75
July 31, 2013	15.60	.06	1.23	1.29	(.23)	(.23)	—	16.66	8.37	1,235	1.00	.37	89
July 31, 2012	15.90	.18	.13	.31	(.61)	(.61)	—	15.60	2.17	943	1.00	1.17	39
July 31, 2011	14.94	.39	1.01	1.40	(.44)	(.44)	—	15.90	9.46	808	1.00	2.47	55
July 31, 2010	13.84	.42	1.25	1.67	(.57)	(.57)	— [e]	14.94	12.11	695	1.00	2.87	84
Class C
July 31, 2014	$16.71	.15	.95	1.10	(.07)	(.07)	—	$17.74	6.62	$1,587	1.00	.89	75
July 31, 2013	15.65	.06	1.23	1.29	(.23)	(.23)	—	16.71	8.30	1,047	1.00	.35	89
July 31, 2012	15.95	.18	.13	.31	(.61)	(.61)	—	15.65	2.19	856	1.00	1.15	39
July 31, 2011	14.99	.33	1.07	1.40	(.44)	(.44)	—	15.95	9.43	733	1.00	2.08	55
July 31, 2010	13.90	.41	1.27	1.68	(.59)	(.59)	— [e]	14.99	12.14	483	1.00	2.75	84
Class M
July 31, 2014	$16.99	.20	.96	1.16	(.10)	(.10)	—	$18.05	6.81	$154.75		1.12	75
July 31, 2013	15.88	.10	1.26	1.36	(.25)	(.25)	—	16.99	8.62	140.75		.59	89
July 31, 2012	16.14	.24	.11	.35	(.61)	(.61)	—	15.88	2.40	133.75		1.54	39
July 31, 2011	15.16	.46	1.00	1.46	(.48)	(.48)	—	16.14	9.74	213.75		2.91	55
July 31, 2010	14.02	.46	1.27	1.73	(.59)	(.59)	— [e]	15.16	12.38	234.75		3.08	84
Class R
July 31, 2014	$16.67	.23	.95	1.18	(.16)	(.16)	—	$17.69	7.09	$5,348.50		1.35	75
July 31, 2013	15.60	.14	1.23	1.37	(.30)	(.30)	—	16.67	8.86	4,587.50		.84	89
July 31, 2012	15.89	.26	.13	.39	(.68)	(.68)	—	15.60	2.71	3,030.50		1.72	39
July 31, 2011	14.98	.48	1.01	1.49	(.58)	(.58)	—	15.89	10.04	3,172.50		3.06	55
July 31, 2010	13.87	.43	1.31	1.74	(.63)	(.63)	— [e]	14.98	12.62	1,051.50		2.89	84
Class Y
July 31, 2014	$19.26	.44	1.02	1.46	(.23)	(.23)	—	$20.49	7.60	$5,125	—	2.20	75
July 31, 2013	17.97	.24	1.43	1.67	(.38)	(.38)	—	19.26	9.41	7,104	—	1.27	89
July 31, 2012	18.19	.40	.13	.53	(.75)	(.75)	—	17.97	3.22	3,500	—	2.27	39
July 31, 2011	17.01	.61	1.18	1.79	(.61)	(.61)	—	18.19	10.60	10,446	—	3.42	55
July 31, 2010	15.65	.69	1.37	2.06	(.70)	(.70)	— [e]	17.01	13.21	7,976	—	4.10	84

See notes to financial highlights at the end of this section.

120 Prospectus	Prospectus 121

Financial highlights (For a common share outstanding throughout the period)
Putnam RetirementReady 2015 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d]	Ratio of net investment income (loss) to average net assets (%) [d]	Portfolio turnover (%)
Class A
July 31, 2014	$17.21	.32	.66	.98	(.19)	(.19)	—	$18.00	5.73	$19,711.25		1.79	87
July 31, 2013	16.51	.19	.84	1.03	(.33)	(.33)	—	17.21	6.31	16,660.25		1.14	80
July 31, 2012	16.93	.29	.10	.39	(.81)	(.81)	—	16.51	2.57	20,617.25		1.79	40
July 31, 2011	16.22	.51	.79	1.30	(.59)	(.59)	—	16.93	8.09	29,768.25		3.06	55
July 31, 2010	15.25	.52	1.17	1.69	(.72)	(.72)	— [e]	16.22	11.20	31,451.25		3.25	90
Class B
July 31, 2014	$16.69	.19	.63	.82	(.11)	(.11)	—	$17.40	4.93	$786	1.00	1.13	87
July 31, 2013	16.00	.05	.84	.89	(.20)	(.20)	—	16.69	5.58	745	1.00	.28	80
July 31, 2012	16.45	.19	.07	.26	(.71)	(.71)	—	16.00	1.82	458	1.00	1.18	40
July 31, 2011	15.78	.37	.77	1.14	(.47)	(.47)	—	16.45	7.27	485	1.00	2.27	55
July 31, 2010	14.88	.39	1.13	1.52	(.62)	(.62)	— [e]	15.78	10.30	467	1.00	2.51	90
Class C
July 31, 2014	$16.69	.17	.65	.82	(.09)	(.09)	—	$17.42	4.94	$689	1.00	.98	87
July 31, 2013	15.99	.05	.83	.88	(.18)	(.18)	—	16.69	5.53	383	1.00	.32	80
July 31, 2012	16.44	.21	.05	.26	(.71)	(.71)	—	15.99	1.81	439	1.00	1.35	40
July 31, 2011	15.75	.37	.77	1.14	(.45)	(.45)	—	16.44	7.29	668	1.00	2.28	55
July 31, 2010	14.88	.32	1.21	1.53	(.66)	(.66)	— [e]	15.75	10.33	673	1.00	2.04	90
Class M
July 31, 2014	$16.98	.23	.65	.88	(.10)	(.10)	—	$17.76	5.21	$150.75		1.30	87
July 31, 2013	16.29	.10	.84	.94	(.25)	(.25)	—	16.98	5.80	145.75		.61	80
July 31, 2012	16.63	.20	.11	.31	(.65)	(.65)	—	16.29	2.06	145.75		1.27	40
July 31, 2011	15.96	.41	.78	1.19	(.52)	(.52)	—	16.63	7.53	329.75		2.51	55
July 31, 2010	15.02	.41	1.18	1.59	(.65)	(.65)	— [e]	15.96	10.65	385.75		2.56	90
Class R
July 31, 2014	$16.62	.27	.64	.91	(.16)	(.16)	—	$17.37	5.49	$2,906.50		1.61	87
July 31, 2013	15.95	.15	.81	.96	(.29)	(.29)	—	16.62	6.09	2,778.50		.89	80
July 31, 2012	16.40	.25	.09	.34	(.79)	(.79)	—	15.95	2.32	2,604.50		1.61	40
July 31, 2011	15.77	.46	.76	1.22	(.59)	(.59)	—	16.40	7.80	2,822.50		2.82	55
July 31, 2010	14.88	.41	1.20	1.61	(.72)	(.72)	— [e]	15.77	10.86	2,011.50		2.63	90
Class Y
July 31, 2014	$17.26	.41	.62	1.03	(.24)	(.24)	—	$18.05	5.99	$4,616	—	2.34	87
July 31, 2013	16.55	.20	.88	1.08	(.37)	(.37)	—	17.26	6.63	4,377	—	1.18	80
July 31, 2012	16.99	.35	.08	.43	(.87)	(.87)	—	16.55	2.84	1,740	—	2.14	40
July 31, 2011	16.29	.55	.79	1.34	(.64)	(.64)	—	16.99	8.32	6,108	—	3.27	55
July 31, 2010	15.31	.58	1.16	1.74	(.76)	(.76)	— [e]	16.29	11.47	5,376	—	3.60	90

See notes to financial highlights at the end of this section.

122 Prospectus	Prospectus 123

Financial highlights (For a common share outstanding throughout the period)
Putnam Retirement Income Fund Lifestyle 1

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d]	Ratio of net investment income (loss) to average net assets (%) [d]	Portfolio turnover (%)
Class A
July 31, 2014	$16.98	.33	.52	.85	(.34)	(.34)	—	$17.49	5.04	$15,527.25		1.90	98
July 31, 2013	16.39	.19	.58	.77	(.18)	(.18)	—	16.98	4.74	14,681.25		1.14	138
July 31, 2012	16.30	.28	.09	.37	(.28)	(.28)	—	16.39	2.35	18,008.25		1.78	40
July 31, 2011	15.87	.51	.39	.90	(.47)	(.47)	—	16.30	5.71	21,075.25		3.16	38
July 31, 2010	14.92	.43	.96	1.39	(.44)	(.44)	— [e]	15.87	9.41	10,077.25		2.71	136
Class B
July 31, 2014	$16.86	.17	.55	.72	(.26)	(.26)	—	$17.32	4.32	$274	1.00	1.01	98
July 31, 2013	16.34	.06	.58	.64	(.12)	(.12)	—	16.86	3.92	172	1.00	.35	138
July 31, 2012	16.30	.17	.08	.25	(.21)	(.21)	—	16.34	1.59	187	1.00	1.05	40
July 31, 2011	15.90	.39	.38	.77	(.37)	(.37)	—	16.30	4.88	206	1.00	2.43	38
July 31, 2010	14.94	.30	.99	1.29	(.33)	(.33)	— [e]	15.90	8.66	42	1.00	1.91	136
Class C
July 31, 2014	$16.91	.20	.51	.71	(.26)	(.26)	—	$17.36	4.25	$710	1.00	1.16	98
July 31, 2013	16.38	.05	.60	.65	(.12)	(.12)	—	16.91	3.98	676	1.00	.28	138
July 31, 2012	16.34	.15	.10	.25	(.21)	(.21)	—	16.38	1.58	536	1.00	.95	40
July 31, 2011	15.93	.41	.37	.78	(.37)	(.37)	—	16.34	4.92	496	1.00	2.50	38
July 31, 2010	14.97	.26	1.02	1.28	(.32)	(.32)	— [e]	15.93	8.61	138	1.00	1.64	136
Class M
July 31, 2014	$17.02	.31	.50	.81	(.29)	(.29)	—	$17.54	4.82	$332.50		1.77	98
July 31, 2013	16.43	.14	.59	.73	(.14)	(.14)	—	17.02	4.47	313.50		.86	138
July 31, 2012	16.34	.24	.09	.33	(.24)	(.24)	—	16.43	2.10	317.50		1.52	40
July 31, 2011	15.91	.38	.44	.82	(.39)	(.39)	—	16.34	5.19	328.72		2.36	38
July 31, 2010	14.95	.35	.97	1.32	(.36)	(.36)	— [e]	15.91	8.90	315.75		2.22	136
Class R
July 31, 2014	$16.97	.30	.51	.81	(.30)	(.30)	—	$17.48	4.78	$1,069.50		1.75	98
July 31, 2013	16.38	.15	.58	.73	(.14)	(.14)	—	16.97	4.47	1,002.50		.92	138
July 31, 2012	16.30	.25	.07	.32	(.24)	(.24)	—	16.38	2.05	1,222.50		1.55	40
July 31, 2011	15.87	.52	.34	.86	(.43)	(.43)	—	16.30	5.46	1,400.50		3.22	38
July 31, 2010	14.92	.34	1.02	1.36	(.41)	(.41)	— [e]	15.87	9.16	193.50		2.18	136
Class Y
July 31, 2014	$17.04	.68 [f]	.21	.89	(.38)	(.38)	—	$17.55	5.28	$1,203	—	3.96 [f]	98
July 31, 2013	16.44	.16	.66	.82	(.22)	(.22)	—	17.04	5.04	7,232	—	.93	138
July 31, 2012	16.35	.34	.07	.41	(.32)	(.32)	—	16.44	2.60	992	—	2.14	40
July 31, 2011	15.92	.52	.41	.93	(.50)	(.50)	—	16.35	5.95	5,542	—	3.20	38
July 31, 2010	14.96	.49	.95	1.44	(.48)	(.48)	— [e]	15.92	9.71	2,730	—	3.13	136

See notes to financial highlights at the end of this section.

124 Prospectus	Prospectus 125

Financial highlights (Continued)

     *  Not annualized.

     †  For the period November 30, 2010 (commencement of operations) to July 31, 2011.

      a  Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

      b  Total return does not reflect the effect of sales charges.

      c  Expense ratios do not include expenses of the underlying funds.

      d  Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets:

	7/31/14	7/31/13	7/31/12	7/31/11	7/31/10
Putnam RetirementReady 2055 Fund	3.14%	0.28%	7.30%	23.04%	N/A
Putnam RetirementReady 2050 Fund	0.45	0.13	0.15	0.22	0.13%
Putnam RetirementReady 2045 Fund	0.45	0.12	0.12	0.18	0.08
Putnam RetirementReady 2040 Fund	0.35	0.12	0.12	0.17	0.08
Putnam RetirementReady 2035 Fund	0.27	0.11	0.11	0.08	0.08
Putnam RetirementReady 2030 Fund	0.23	0.11	0.11	0.08	0.08
Putnam RetirementReady 2025 Fund	0.23	0.11	0.10	0.08	0.08
Putnam RetirementReady 2020 Fund	0.25	0.11	0.10	0.08	0.08
Putnam RetirementReady 2015 Fund	0.32	0.11	0.11	0.07	0.07
Putnam Retirement Income Fund Lifestyle 1	0.37	0.12	0.12	0.07	0.25

      e  Amount represents less than $0.01 per share.

      f  The net investment income and per share amount shown for the period ending July 31, 2014, may not correspond with the expected class specific differences for the period due to the timing of redemptions out of the class.

126          Prospectus

For more information about Putnam RetirementReady® Funds

The funds’ SAI and annual and semiannual reports to shareholders include additional information about the funds. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. Each fund’s annual report discusses the market conditions and investment strategies that significantly affected a fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about a fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the fund’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109 1-800-225-1581

Address correspondence to:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-21598

Prospectus          127

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

NP097 291138 11/14 Putnam Retail Management